UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 09259

Morgan Stanley Total Market Index Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: July 31, 2007

Date of reporting period: July 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Total Market Index Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended July 31, 2007

Total Return for the 12 Months Ended July 31, 2007

Class A	Class B	Class C	Class D	Dow Jones Wilshire 5000 Composite Index[1]	Lipper Multi-Cap Core Funds Index[2]
15.70%	14.80%	14.92%	15.99%	16.51%	18.31%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

For most of the 12-month period ended July 31, 2007, the broad stock market achieved steady gains. Concerns about potential recession and runaway inflation abated, as data showed a gradual moderation in economic growth and contained inflation. In this environment, the Federal Open Market Committee (the ‘‘Fed’’) discontinued increasing the target federal funds rate beginning in August of 2006. Investors heartily agreed with the Fed’s decision, and returned their attention to the market’s more positive dynamics, including robust global merger and acquisition activity, generally strong corporate earnings, and consumers still willing to open their wallets amid easing oil and gasoline prices. As a result, stocks rallied strongly in the second half of 2006.

In the first few months of 2007, however, sentiment was less upbeat. The housing market began to show significant signs of distress, as problems in the subprime mortgage market (which makes loans to higher risk borrowers) came to light. This news, coupled with volatility in China’s stock market, initiated a downdraft in the U.S. and most other world stock markets at the end of February and into March. Although markets recovered during the next few months, bad news about the subprime market continued to accelerate. By June, several hedge funds that invested in subprime-related securities imploded, and mortgage lenders announced bankruptcies as home foreclosures rose. Conditions worsened in July as a wider credit market crisis began to reveal itself. Illiquidity spelled the end of the cheap borrowing (for both consumers and corporations) that underpinned the market’s strong run-up over the past few years. Companies were no longer able to finance leveraged buyouts, one of the most significant drivers of recent market performance. American Express announced it would pump up its reserves in anticipation of rising credit card account delinquencies. Investor sentiment ranged from fear to panic, as the implications of the subprime contagion on the U.S. and global economies would not be fully understood for some time. As of the end of the period, the broad stock market (by most measures) had given back all of the gains made during the first seven months of 2007.

Performance Analysis

All share classes of Morgan Stanley Total Market Index Fund underperformed the Dow Jones Wilshire 5000 Composite Index and the Lipper Multi-Cap Core Funds Index for the 12 months ended July 31, 2007, assuming no deduction of applicable sales charges.

The financials sector was the worst performing sector during the 12-month period, although the majority of its decline occurred during the final months of the period. Not surprisingly, with their exposure to the mortgage and real estate markets, banks and real estate investment trusts (REITs) were the weakest performing groups both within the financials sector and the broad market, as measured by the Dow Jones Wilshire 5000 Composite Index. Diversified financial companies and brokerages were not spared from the turmoil either, despite having less exposure to the subprime woes.

On the positive side, the materials sector had the strongest returns during the period. High commodity prices, strong global demand and corporate takeover activity fueled investors’ preference for materials stocks. The telecommunication services sector also performed well during the period, as selected companies’ solid earnings reports demonstrated the benefits of industry consolidation. Other positive performing areas included technology stocks, which comprised six of the Fund’s top 10 positive contributors during the period. Represented among them were hardware and equipment, semiconductor, and software and services companies, each of which performed well due to company-specific reasons.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS
Exxon Mobil Corp.	3.1%
General Electric Co.	2.4
Microsoft Corp.	1.6
AT&T Inc.	1.5
Citigroup, Inc.	1.4
Bank of America Corp.	1.3
Procter & Gamble Co. (The)	1.2
Chevron Corp.	1.1
Johnson & Johnson	1.1
Cisco Systems, Inc.	1.1

TOP FIVE INDUSTRIES
Integrated Oil	5.1%
Pharmaceuticals: Major	4.5
Major Banks	4.0
Industrial Conglomerates	3.9
Financial Conglomerates	3.1

Data as of July 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Dow Jones Wilshire 5000 Composite Index consists of substantially all of the stocks which are actively traded in the United States (currently, approximately 5,000). The Index consists of large capitalization, mid capitalization and small capitalization stocks. Because the Index is weighted by float-adjusted market capitalizations, currently large capitalization stocks in the Index represent approximately 85 percent of its value. The Index may include some foreign companies. The Fund will normally invest at least 80 percent of its assets in stocks included in the Index.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

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Performance Summary

Performance of $10,000 Investment

Average Annual Total Returns — Period Ended July 31, 2007

	Class A Shares* (since 09/28/99)		Class B Shares** (since 09/28/99)		Class C Shares† (since 09/28/99)		Class D Shares†† (since 09/28/99)
Symbol	TMIAX		TMIBX		TMICX		TMIDX
1 Year	15.70%	[3]	14.80%	[3]	14.92%	[3]	15.99%	[3]
	9.63	[4]	9.80	[4]	13.92	[4]	—
5 Years	12.15	[3]	11.32	[3]	11.33	[3]	12.45	[3]
	10.94	[4]	11.06	[4]	11.33	[4]	—
Since Inception	3.77	[3]	2.98	[3]	3.00	[3]	4.03	[3]
	3.06	[4]	2.98	[4]	3.00	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Dow Jones Wilshire 5000 Composite Index measures the performance of U.S. headquartered equity securities and is the best measure of the entire U.S. stock market. Over 5,000 capitalization weighted security returns are used to adjust the Index. The Index is weighted by float-adjusted market capitalization. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Multi-Cap Core Funds classification as of the date of this report.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on July 31, 2007.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/07 – 07/31/07.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	02/01/07	07/31/07	02/01/07 – 07/31/07
Class A
Actual (1.60% return)	$1,000.00	$1,016.00	$3.20
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.62	$3.21
Class B
Actual (1.23% return)	$1,000.00	$1,012.30	$6.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.85	$7.00
Class C
Actual (1.31% return)	$1,000.00	$1,013.10	$6.39
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.45	$6.41
Class D
Actual (1.74% return)	$1,000.00	$1,017.40	$2.00
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.81	$2.01

*	Expenses are equal to the Fund’s annualized expense ratios of 0.64%, 1.40%, 1.28% and 0.40% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.70%, 1.46%, 1.34% and 0.46%, for Class A, Class B, Class C and Class D shares, respectively.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the ‘‘Adviser’’ and the Advisory and Administration Agreements together are referred to as the ‘‘Management Agreement.’’) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (‘‘Lipper’’).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund’s performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the ‘‘Lipper Report’’), compared to the performance of comparable funds selected by Lipper, (the ‘‘performance peer group’’). The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund’s performance was competitive with that of its performance peer group.

Fees Relative to Other Proprietary Funds Managed by the Adviser with Comparable Investment Strategies

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Board reviewed the advisory and administrative fee (together, the ‘‘management fee’’) rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the ‘‘expense peer group’’), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund’s management fee rate and total expense ratio were competitive with those of its expense peer group.

Breakpoints and Economies of Scale

The Board reviewed the structure of the Fund’s management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund’s management fee and noted that the fee, as a percentage of the Fund’s net assets, would decrease as net assets increase because the management fee includes a breakpoint. The Board concluded that the Fund’s management fee would reflect economies of scale as assets increase.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

Fall-Out Benefits

The Board considered so-called ‘‘fall-out benefits’’ derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and ‘‘float’’ benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and ‘‘soft dollar’’ benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

Soft Dollar Benefits

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through ‘‘soft dollar’’ arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that the Fund’s commissions are used to pay for execution services only.

Adviser Financially Sound and Financially Capable of Meeting the Fund’s Needs

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

Historical Relationship Between the Fund and the Adviser

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007

NUMBER OF SHARES		VALUE
	Common Stocks (97.9%)
	Advertising/Marketing Services (0.3%)
791	Aquantive Inc.	$52,325
365	Arbitron Inc.*	18,177
547	Catalina Marketing Corp.	16,514
4,218	Gemstar-TV Guide International, Inc.*	24,211
622	Getty Images, Inc.*	27,946
1,016	Harris Interactive Inc.*	4,552
860	Harte-Hanks Inc.	20,253
965	infoUSA, Inc.	9,891
4,404	Interpublic Group of Companies, Inc. (The)*	46,198
879	Lamar Advertising Co. (Class A)*	52,327
636	Nautilus Group, Inc.	6,258
3,344	Omnicom Group, Inc.	173,453
614	R.H. Donnelley Corp.*	38,393
693	Valassis Communications, Inc.*	8,226
1,398	ValueClick, Inc.*	29,889
		528,613
	Aerospace & Defense (1.6%)
620	AAR Corp.*	18,495
1,237	Aeroflex Inc.*	17,355
441	Alliant Techsystems, Inc.*	43,708
6,967	Boeing Co. (The)	720,597
481	Cubic Corp.	13,242
710	Curtiss-Wright Corp.	30,935
483	DRS Technologies, Inc.	25,290
385	EDO Corp.	12,724
308	ESCO Technologies Inc.*	11,171
409	Esterline Corp.*	18,933
931	FLIR Systems, Inc.*	40,638
804	GenCorp Inc.*	9,503
3,245	General Dynamics Corp.	254,927
1,201	Goodrich Corp.	75,555
1,169	L-3 Communications Holdings, Inc.	114,048
3,355	Lockheed Martin Corp.	330,400
573	Moog Inc. (Class A)*	24,536
3,080	Northrop Grumman Corp.	234,388
874	Orbital Sciences Corp. (c)*	18,520
1,323	Precision Castparts Corp.	$181,330
4,318	Raytheon Co.	239,044
1,644	Rockwell Collins, Inc.	112,943
97	Sequa Corp. (Class A)*	16,015
490	Teledyne Technologies Inc.*	21,741
309	Triumph Group, Inc.*	23,549
		2,609,587
	Agricultural Commodities/ Milling (0.2%)
5,786	Archer-Daniels-Midland Co.	194,410
1,167	Bunge Ltd.	105,742
987	Corn Products International, Inc.	44,040
		344,192
	Air Freight/Couriers (0.6%)
1,736	C.H. Robinson Worldwide, Inc.	84,456
628	Con-way Inc.	31,017
405	EGL, Inc.*	19,104
2,071	Expeditors International of Washington, Inc.	92,532
2,737	FedEx Corp.	303,095
383	Forward Air Corp.	13,049
613	Pacer International, Inc.	13,492
5,983	United Parcel Service, Inc. (Class B)	453,033
600	UTI Worldwide Inc. (British Virgin Islands)	15,078
		1,024,856
	Airlines (0.2%)
1,447	AirTran Holdings, Inc.*	14,238
520	Alaska Air Group, Inc.*	12,132
1,710	AMR Corp.*	42,203
995	Continental Airlines, Inc. (Class B)*	31,352
625	ExpressJet Holdings, Inc.*	3,269
678	Frontier Airlines Holdings	3,593
2,132	JetBlue Airways Corp.*	21,000
615	Mesa Air Group, Inc.*	4,090
787	SkyWest, Inc.	17,558
7,490	Southwest Airlines Co.	117,293
950	UAL Corp.	41,933
477	US Airways Group Inc.*	14,792
		323,453

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
	Alternative Power Generation (0.0%)
1,401	Covanta Holding Corp.	$31,775
1,140	Plug Power, Inc.*	3,386
		35,161
	Aluminum (0.2%)
8,429	Alcoa, Inc.	321,988
	Apparel/Footwear (0.5%)
733	Brown Shoe Co., Inc.	15,349
3,695	Coach, Inc.*	167,975
269	Columbia Sportswear Co.*	16,866
510	Guess ? Inc.*	24,220
1,023	Hanesbrands, Inc.	31,723
1,303	Jones Apparel Group, Inc.	32,523
290	Kellwood Co.	7,436
158	Kenneth Cole Productions, Inc. (Class A)	3,342
337	K-Swiss, Inc. (Class A)	7,505
1,053	Liz Claiborne, Inc.	37,002
3,401	Nike, Inc. (Class B)	191,986
314	Oxford Industries, Inc.	12,686
592	Phillips-Van Heusen Corp.	30,820
653	Polo Ralph Lauren Corp.	58,346
1,543	Quiksilver, Inc.	19,797
720	Stride Rite Corp.	14,666
726	Timberland Co. (Class A)*	17,257
817	V.F. Corp.	70,090
893	Wolverine World Wide, Inc.	24,165
		783,754
	Apparel/Footwear Retail (0.6%)
873	Abercrombie & Fitch Co. (Class A)	61,023
749	Aeropostale*	28,522
1,983	American Eagle Outfitters, Inc.*	48,108
755	AnnTaylor Stores Corp.*	23,722
295	bebe stores, inc.	4,092
213	Buckle (The), Inc.	7,444
594	Cato Corp. (The) (Class A)	12,284
1,567	Charming Shoppes, Inc.*	15,482
1,998	Chico’s FAS, Inc.*	38,681
320	Children’s Place Retail Stores, Inc. (The)*	10,915
443	Christopher & Banks Corp.	6,610
595	Dress Barn, Inc.*	$10,823
716	Finish Line, Inc. (Class A)	4,840
1,790	Foot Locker, Inc.	33,222
5,873	Gap, Inc. (The)	101,016
575	Gymboree Corp. (The)*	24,754
896	Hot Topic, Inc.*	8,064
3,250	Limited Brands, Inc.	78,488
593	Men’s Wearhouse, Inc. (The)*	29,294
2,259	Nordstrom, Inc.	107,483
1,050	Pacific Sunwear of California, Inc.*	18,921
925	Payless ShoeSource, Inc.*	24,624
1,529	Ross Stores, Inc.	44,234
484	Stage Stores, Inc.	8,635
437	Stein Mart, Inc.	4,702
421	Talbot’s, Inc. (The)	9,679
4,425	TJX Companies, Inc. (The)	122,794
558	Tween Brands Inc.*	21,349
1,436	Urban Outfitters, Inc.*	28,806
		938,611
	Auto Parts: O.E.M. (0.3%)
676	American Axle & Manufacturing Holdings, Inc.	16,359
760	ArvinMeritor, Inc.	15,071
652	BorgWarner, Inc.	56,365
1,449	Eaton Corp.	140,814
2,135	Gentex Corp.	42,145
1,923	Johnson Controls, Inc.	217,587
934	Lear Corp.	31,364
531	Modine Manufacturing Co.	13,594
125	Proliance International Inc.*	286
226	Sauer-Danfoss, Inc.	6,159
356	Superior Industries International, Inc.	6,586
1,979	Visteon Corp.*	12,705
		559,035
	Automotive Aftermarket (0.1%)
464	Barnes Group, Inc.	14,477
679	CLARCOR Inc.	23,622
2,203	Goodyear Tire & Rubber Co. (The)*	63,270
		101,369

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
	Beverages: Alcoholic (0.3%)
7,085	Anheuser-Busch Companies, Inc.	$345,535
702	Brown-Forman Corp. (Class B)	46,641
1,978	Constellation Brands Inc. (Class A)*	43,378
658	Molson Coors Brewing Co. (Class B)	58,523
		494,077
	Beverages: Non-Alcoholic (1.4%)
21,145	Coca-Cola Co. (The)	1,101,866
2,482	Coca-Cola Enterprises Inc.	56,242
500	Hansen Natural Corp.	20,275
1,389	Pepsi Bottling Group, Inc. (The)	46,476
937	PepsiAmericas, Inc.	25,927
16,055	PepsiCo, Inc.	1,053,529
		2,304,315
	Biotechnology (1.6%)
618	Adolor Corp.*	2,225
890	Affymetrix, Inc.*	21,698
426	Alexion Pharmaceuticals, Inc.*	24,776
1,236	Alkermes, Inc.*	17,601
11,396	Amgen Inc.*	612,421
1,091	Amylin Pharmaceuticals, Inc.*	50,742
721	Antigenics Inc.*	2,149
837	ARIAD Pharmaceuticals, Inc.*	3,674
3,306	Biogen Idec Inc.*	186,921
1,340	BioMarin Pharmaceutical, Inc.*	24,200
1,529	Bruker BioSciences Corp.*	11,972
3,326	Celgene Corp.*	201,423
717	Cell Genesys, Inc.*	2,466
664	Cephalon, Inc.*	49,893
864	Charles River Laboratories International, Inc.*	44,220
563	Ciphergen Biosystem, Inc.*	546
728	Cubist Pharmaceuticals, Inc.*	16,788
689	CV Therapeutics, Inc.*	6,828
809	Dendreon Corp.*	6,156
773	Discovery Laboratories, Inc.*	1,639
807	Enzo Biochem, Inc.*	$10,313
1,051	Enzon Pharmaceuticals, Inc.*	7,567
1,339	Exelixis, Inc.*	12,975
4,481	Genentech, Inc.*	333,297
624	Gen-Probe Inc.*	39,318
2,469	Genzyme Corp.*	155,720
647	Geron Corp.*	4,076
8,944	Gilead Sciences, Inc.*	332,985
2,017	Human Genome Sciences, Inc.*	15,652
920	ImClone Systems, Inc.*	30,268
924	Immunomedics, Inc.*	2,661
1,354	Incyte Corp.*	7,203
713	InterMune Inc.*	15,223
610	Invitrogen Corp.*	43,798
1,222	Lexicon Pharmaceuticals Inc.*	3,947
532	Martek Biosciences Corp.*	13,630
677	Maxygen Inc.*	5,518
1,463	Medarex, Inc.*	20,716
686	Medicines Company (The)*	10,914
1,124	MGI Pharma, Inc.*	28,134
3,589	Millennium Pharmaceuticals, Inc.*	36,213
617	Millipore Corp.*	48,502
527	Myriad Genetics, Inc.*	19,699
849	Nabi Biopharmaceuticals*	3,617
533	Neurocrine Biosciences, Inc.*	5,421
812	NPS Pharmaceuticals, Inc.*	3,500
569	Onyx Pharmaceuticals, Inc.*	15,824
755	OSI Pharmaceuticals Inc.*	24,341
1,403	PDL BioPharrma Inc.	32,956
968	Regeneron Pharmaceuticals, Inc.*	14,414
814	SciClone Pharmaceuticals, Inc.*	1,823
690	SuperGen, Inc.*	4,147
396	Tanox, Inc.*	7,722
486	Techne Corp.*	27,342
700	Telik, Inc.*	1,911
456	Trimeris, Inc.*	2,886
834	Verenium Corp.	5,204
1,071	Vertex Pharmaceuticals Inc.*	34,593
1,445	XOMA Ltd.*	2,977
660	ZymoGenetics, Inc.*	7,630
		2,682,975

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
	Broadcasting (0.2%)
1,952	Citadel Broadcasting Corp.	$9,799
4,516	Clear Channel Communications, Inc.	166,640
450	Cox Radio, Inc. (Class A)*	5,827
996	Cumulus Media, Inc. (Class A)*	10,518
521	Emmis Communications Corp. (Class A)*	3,829
644	Entercom Communications Corp.*	14,542
854	Entravision Communications Corp. (Class A)*	7,993
168	Fisher Communications, Inc.*	7,683
805	Gray Television, Inc.	6,480
502	Hearst-Argyle Television, Inc.	10,542
567	Lin TV Corp. (Class A)*	8,584
1,395	Radio One, Inc. (Class A)*	8,537
350	Salem Communications Corp.*	2,972
1,141	Sinclair Broadcast Group, Inc. (Class A)*	14,879
13,086	Sirius Satellite Radio Inc.*	39,389
671	Spanish Broadcasting System, Inc. (Class A)*	2,134
1,299	Westwood One, Inc.	6,833
2,704	XM Satellite Radio Holdings Inc. (Class A)*	30,961
		358,142
	Building Products (0.2%)
1,638	American Standard Companies, Inc.	88,534
577	Griffon Corp.*	10,138
731	Lennox International Inc.	27,997
3,839	Masco Corp.	104,459
448	Simpson Manufacturing Co., Inc.	15,156
345	Watsco, Inc.	17,219
		263,503
	Cable/Satellite TV (0.8%)
1,894	Cablevision Systems New York Group (Class A)*	67,407
5,608	Charter Communications, Inc. (Class A)*	22,768
29,226	Comcast Corp. (Class A)*	$767,767
8,148	DIRECTV Group, Inc. (The)*	182,597
2,177	EchoStar Communications Corp. (Class A)*	92,065
4,441	Liberty Global Inc. (Class A)*	186,211
961	Mediacom Communications Corp.*	8,707
		1,327,522
	Casino/Gaming (0.4%)
434	Ameristar Casinos, Inc.	13,749
575	Bally Technologies Inc.*	14,145
676	Boyd Gaming Corp.	29,812
258	Churchill Downs Inc.	11,992
1,826	Harrah’s Entertainment, Inc.	154,644
3,249	International Game Technology	114,755
272	Isle of Capri Casinos, Inc.*	5,832
992	Las Vegas Sands Corp.*	86,552
1,228	MGM Mirage*	89,779
512	Multimedia Games, Inc.*	5,366
841	Penn National Gaming, Inc.*	48,358
455	Shuffle Master, Inc.*	6,611
512	Station Casinos, Inc.	44,303
717	Wynn Resorts, Ltd.*	69,234
		695,132
	Catalog/Specialty Distribution (0.1%)
852	Insight Enterprises, Inc.*	19,221
6,769	Liberty Media Corp – Interactive (Series A)*	141,811
701	Valuevision Media Inc. (Class A)*	6,386
		167,418
	Chemicals: Agricultural (0.3%)
5,230	Monsanto Co.	337,074
657	Scotts Miracle-Gro Company (The) (Class A)	26,930
1,613	The Mosaic Company*	60,584
		424,588
	Chemicals: Major Diversified (0.6%)
747	Cabot Corp.	30,164
9,328	Dow Chemical Co. (The)	405,581
8,891	E.I. du Pont de Nemours & Co.	415,476

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
789	Eastman Chemical Co.	$54,299
1,505	Hercules Inc.	31,244
1,474	Rohm & Haas Co.	83,310
		1,020,074
	Chemicals: Specialty (0.6%)
2,017	Air Products & Chemicals, Inc.	174,208
875	Airgas, Inc.	40,862
930	Albemarle Corp.	37,414
439	Arch Chemicals, Inc.	15,532
682	Ashland Inc.	41,643
324	Cambrex Corp.	4,426
3,217	Chemtura Corp.	33,553
538	Cytec Industries, Inc.	36,041
505	FMC Corp.	45,011
689	Georgia Gulf Corp.	11,155
114	Kronos Worldwide, Inc.	2,666
737	Lubrizol Corp. (The)	46,180
2,304	Lyondell Chemical Co.	103,450
133	NL Industries, Inc.	1,311
554	OM Group, Inc.*	26,836
1,634	Polyone Corp.*	12,288
3,137	Praxair, Inc.	240,357
576	Schulman (A.), Inc.	13,375
671	Sensient Technologies Corp.	17,043
1,249	Sigma-Aldrich Corp.	56,605
288	Tronox Inc. (Class B)	3,542
214	Valhi, Inc.	3,512
		967,010
	Coal (0.2%)
1,338	Arch Coal, Inc.	39,993
1,825	CONSOL Energy, Inc.	76,011
200	Foundation Coal Holdings, Inc.	6,970
1,061	Massey Energy Co.	22,652
2,533	Peabody Energy Corp.	107,045
		252,671
	Commercial Printing/Forms (0.1%)
659	Bowne & Co., Inc.	11,427
671	Deluxe Corp.	25,337
2,240	Donnelley (R.R.) & Sons Co.	94,662
552	Standard Register Co.	7,419
		138,845
	Computer Communications (1.4%)
4,882	3Com Corp.*	$19,528
1,325	Adaptec, Inc.*	4,637
4,708	Avaya Inc.*	77,870
597	Avocent Corp.*	16,328
4,867	Brocade Communications Systems, Inc.	34,264
59,444	Cisco Systems, Inc.*	1,718,526
528	Echelon Corp.*	10,417
1,137	Emulex Corp.*	22,513
2,762	Extreme Networks, Inc.*	11,214
526	F5 Networks, Inc.*	45,599
851	FalconStor Software, Inc.*	8,842
3,935	Finisar Corp.*	14,284
1,763	Foundry Networks, Inc.*	31,011
539	Ixia*	5,045
5,614	Juniper Networks, Inc.*	168,195
1,890	MRV Communications, Inc.*	5,009
552	NETGEAR, Inc.*	15,268
1,974	QLogic Corp.*	26,234
		2,234,784
	Computer Peripherals (0.5%)
608	Avid Technology, Inc.*	19,517
759	Dot Hill Systems Corp.*	2,877
718	Electronics for Imaging, Inc.*	18,855
22,866	EMC Corp.*	423,250
453	Imation Corp.	14,170
999	Lexmark International, Inc. (Class A)*	39,500
3,720	Network Appliance, Inc.*	105,425
3,104	Quantum Corp. – DLT & Storage Systems*	8,784
5,086	Seagate Technology (Cayman Islands)*	119,572
6,106	Seagate Technology (Escrow)* (a)	0
417	Sonic Solutions*	4,662
2,285	Western Digital Corp.*	48,785
942	Zebra Technologies Corp. (Class A)*	34,129
		839,526

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
	Computer Processing Hardware (1.9%)
8,201	Apple Inc.*	$1,080,564
338	Cray Inc.*	2,450
19,407	Dell Inc.*	542,814
26,960	Hewlett-Packard Co.	1,240,969
1,762	NCR Corp.*	92,012
1,188	Palm, Inc.*	17,725
33,805	Sun Microsystems, Inc.*	172,406
		3,148,940
	Construction Materials (0.2%)
553	AMCOL International Corp.	15,832
685	Eagle Materials Inc.	29,955
646	Florida Rock Industries, Inc.	41,027
499	Martin Marietta Materials, Inc.	68,363
412	Texas Industries, Inc.	32,470
392	Trex Co., Inc.*	6,546
472	USG Corp.*	19,593
843	Vulcan Materials Co.	80,692
		294,478
	Consumer Sundries (0.0%)
658	American Greetings Corp. (Class A)	16,272
597	Blyth Industries, Inc.	13,325
351	Central Garden & Pet Co.*	4,416
702	Central Garden & Pet Co. (Class A)	8,592
507	Oakley, Inc.	14,297
		56,902
	Containers/Packaging (0.4%)
882	Aptargroup, Inc.	32,105
1,043	Ball Corp.	53,475
1,247	Bemis Company, Inc.	36,749
543	Caraustar Industries, Inc.*	2,617
1,968	Crown Holdings, Inc.*	48,334
480	Greif, Inc.	26,400
644	Myers Industries, Inc.	13,775
1,751	Owens-Illinois, Inc.*	70,005
1,051	Packaging Corp. of America	26,822
1,526	Pactiv Corp.*	48,237
681	Rock-Tenn Co. (Class A)	20,920
1,629	Sealed Air Corp.	44,390
370	Silgan Holdings, Inc.	19,099
2,934	Smurfit-Stone Container Corp.*	$34,592
1,114	Sonoco Products Co.	40,850
1,095	Temple-Inland Inc.	63,652
		582,022
	Contract Drilling (0.7%)
673	Diamond Offshore Drilling, Inc.	69,440
1,490	ENSCO International Inc.	90,994
2,319	GlobalSantaFe Corp.	166,295
2,538	Grey Wolf, Inc.*	18,807
1,238	Helmerich & Payne, Inc.	40,074
2,986	Nabors Industries, Ltd. (Bermuda)*	87,311
1,292	Noble Corp. (Cayman Islands)	132,378
1,844	Patterson-UTI Energy, Inc.*	42,228
1,622	Pride International, Inc.*	56,851
1,244	Rowan Companies, Inc.	52,484
3,148	Transocean Inc. (Cayman Islands)*	338,253
		1,095,115
	Data Processing Services (0.9%)
1,023	Acxiom Corp.	25,739
1,071	Affiliated Computer Services, Inc. (Class A)*	57,470
671	Alliance Data Systems Corp.*	51,533
5,573	Automatic Data Processing, Inc.	258,699
1,573	BISYS Group, Inc. (The)*	18,829
1,424	Broadridge Financial Solutions Inc.	25,048
1,624	Ceridian Corp.*	55,054
877	CheckFree Corp.*	32,309
1,789	Computer Sciences Corp.*	99,612
1,697	Convergys Corp.*	32,328
737	CSG Systems International, Inc.*	18,440
630	DST Systems, Inc.*	47,798
563	eFunds Corp.*	20,127
524	Euronet Worldwide, Inc.*	13,315
1,674	Fidelity National Information Services, Inc.	83,081
7,385	First Data Corp.	234,769
1,698	Fiserv, Inc.*	83,915
959	Global Payments Inc.	35,867

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
643	Hewitt Associates, Inc.*	$19,239
500	NeuStar, Inc. (Class A)*	14,420
3,254	Paychex, Inc.	134,651
672	Total System Services, Inc.	18,903
742	Tyler Technologies, Inc.*	8,926
7,385	Western Union Co.	147,331
		1,537,403
	Department Stores (0.4%)
908	Dillard’s, Inc. (Class A)	27,140
2,958	Kohl’s Corp.*	179,846
5,376	Macy’s, Inc.	193,912
1,983	Penney (J.C.) Co., Inc.	134,923
1,655	Saks, Inc.*	30,634
		566,455
	Discount Stores (1.3%)
736	99 Cents Only Stores*	8,957
1,617	Big Lots, Inc.*	41,816
949	BJ’s Wholesale Club, Inc.*	32,228
4,563	Costco Wholesale Corp.	272,867
1,274	Dollar Tree Stores, Inc.*	48,743
1,520	Family Dollar Stores, Inc.	45,022
628	Fred’s, Inc.	7,454
921	Sears Holdings Corp.*	125,984
7,627	Target Corp.	461,967
24,962	Wal-Mart Stores, Inc.	1,147,004
		2,192,042
	Drugstore Chains (0.6%)
15,086	CVS Caremark Corp.	530,876
364	Longs Drug Stores Corp.	17,603
6,011	Rite Aid Corp.*	33,121
951	Sally Beauty Holdings, Inc.	7,637
9,781	Walgreen Co.	432,125
		1,021,362
	Electric Utilities (3.0%)
6,340	AES Corp. (The)*	124,581
1,607	Allegheny Energy, Inc.*	83,934
425	Allete Inc.	18,632
1,196	Alliant Energy, Inc.	44,192
2,045	Ameren Corp.	98,119
3,805	American Electric Power Co., Inc.	165,479
3,556	Aquila, Inc.*	13,442
746	Avista Corp.	14,786
533	Black Hills Corp.	$19,881
2,946	CenterPoint Energy, Inc.	48,550
308	CH Energy Group, Inc.	13,660
762	Cleco Corp.	18,097
2,472	CMS Energy Corp.	39,948
2,343	Consolidated Edison, Inc.	102,342
1,811	Constellation Energy Group, Inc.	151,762
3,357	Dominion Resources, Inc.	282,727
1,303	DPL, Inc.	34,634
1,788	DTE Energy Co.	82,927
11,642	Duke Energy Corp.	198,263
2,879	Edison International	152,270
772	El Paso Electric Co.*	17,964
445	Empire District Electric Co. (The)	9,652
1,677	Energy East Corp.	42,445
1,998	Entergy Corp.	199,720
6,480	Exelon Corp.	454,572
3,182	FirstEnergy Corp.	193,306
3,675	FPL Group, Inc.	212,158
993	Great Plains Energy Inc.	27,566
1,103	Hawaiian Electric Industries, Inc.	25,159
519	IDACORP, Inc.	16,068
939	Integrys Energy Group, Inc.	46,471
350	MGE Energy Inc.	10,504
2,885	Mirant Corp.*	109,140
1,631	Northeast Utilities	44,592
1,860	NRG Energy, Inc.*	71,703
1,217	NSTAR	38,275
943	OGE Energy Corp.	31,260
422	Otter Tail Power Co.	12,432
1,921	Pepco Holdings, Inc.	52,001
3,336	PG&E Corp.	142,814
1,039	Pinnacle West Capital Corp.	38,942
930	PNM Resources Inc.	24,022
3,674	PPL Corp.	173,192
2,405	Progress Energy, Inc.	105,002
2,377	Public Service Enterprise Group	204,779
1,476	Puget Energy, Inc.	34,169
3,255	Reliant Energy, Inc.*	83,588
1,137	SCANA Corp.	42,501
1,533	Sierra Pacific Resources*	24,359
7,180	Southern Co. (The)	241,535

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
2,298	TECO Energy, Inc.	$37,090
4,414	TXU Corp.	288,014
380	UIL Holdings Corp.	11,240
425	UniSource Energy Corp.	12,933
1,177	Westar Energy, Inc.	27,095
1,164	Wisconsin Energy Corp.	49,971
4,089	Xcel Energy, Inc.	83,007
		4,947,467
	Electrical Products (0.5%)
650	Acuity Brands, Inc.	38,415
527	Baldor Electric Co.	24,052
563	Belden CDT Inc.	30,841
499	C&D Technologies, Inc.	2,405
1,901	Cooper Industries Ltd. (Class A) (Bermuda)	100,601
7,939	Emerson Electric Co.	373,689
638	Energizer Holdings, Inc.*	64,374
507	Energy Conversion Devices, Inc.*	15,134
273	Franklin Electric Co., Inc.	12,716
399	Genlyte Group Inc. (The)*	27,758
366	Greatbatch, Inc.	11,357
671	Hubbell, Inc. (Class B)*	38,683
426	Littelfuse, Inc.*	13,883
1,383	Molex Inc.	39,194
1,848	Power-One, Inc.*	7,318
736	Thomas & Betts Corp.*	45,485
		845,905
	Electronic Components (0.5%)
1,892	Amphenol Corporation (Class A)	64,820
878	AVX Corp.	14,039
728	Benchmark Electronics, Inc.*	16,162
1,039	Cree, Inc.*	26,619
675	CTS Corp.	8,599
428	Hutchinson Technology Inc.*	8,586
1,787	Jabil Circuit, Inc.	40,261
1,536	Kemet Corp.*	10,813
1,307	Kopin Corp.*	4,980
1,537	MEMC Electronic Materials, Inc.*	94,249
696	Methode Electronics, Inc.	11,254
682	OmniVision Technologies, Inc.*	11,710
386	Park Electrochemical Corp.	$11,445
572	Plexus Corp.*	13,871
1,876	SanDisk Corp.*	100,610
7,066	Sanmina-SCI Corp.*	19,432
11,300	Solectron Corp.*	42,488
126	Superconductor Technologies Inc.*	190
607	Technitrol, Inc.	15,782
733	TTM Technologies, Inc.*	9,558
4,890	Tyco Electronics Ltd.	175,160
307	Vicor Corp.	3,859
2,215	Vishay Intertechnology, Inc.*	34,355
		738,842
	Electronic Distributors (0.2%)
519	Anixter International, Inc.	42,895
1,216	Arrow Electronics, Inc.*	46,476
1,471	Avnet, Inc.*	55,721
674	CDW Corp.	56,731
1,646	Ingram Micro Inc. (Class A)*	33,002
2,178	Safeguard Scientifics, Inc.*	5,009
478	ScanSource, Inc.*	12,825
800	Tech Data Corp.*	29,976
		282,635
	Electronic Equipment/ Instruments (0.4%)
4,252	Agilent Technologies, Inc.*	162,214
640	Checkpoint Systems, Inc.*	14,765
588	Coherent, Inc.*	17,023
760	Diebold, Inc.	38,509
243	Dionex Corp.*	16,526
267	DTS, Inc.*	5,596
682	Intermec Inc.	17,480
400	Itron, Inc.*	31,772
2,304	JDS Uniphase Corp.*	33,016
413	Mercury Computer Systems, Inc.*	4,514
707	National Instruments Corp.	22,871
605	Newport Corp.*	7,907
1,587	Rockwell Automation, Inc.	111,074
525	SeaChange International, Inc.*	3,665
1,134	Tektronix, Inc.	37,252

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
377	Varian, Inc.*	$22,673
8,877	Xerox Corp.*	154,992
		701,849
	Electronic Production Equipment (0.6%)
630	Advanced Energy Industries, Inc.*	11,157
1,452	Amkor Technology, Inc.*	17,947
15,335	Applied Materials, Inc.	337,983
716	Asyst Technologies, Inc.*	4,783
560	ATMI, Inc.*	16,229
1,781	Axcelis Technologies, Inc.*	9,885
1,240	Brooks Automation Inc.*	21,787
2,861	Cadence Design Systems, Inc.*	61,225
685	Cognex Corp.	14,406
414	Cohu, Inc.	8,276
1,182	Credence Systems Corp.*	4,196
499	Cymer, Inc.*	21,332
544	Electro Scientific Industries, Inc.*	11,941
1,637	Entegris Inc.*	17,647
427	FEI Co.*	12,246
477	FormFactor Inc.*	18,312
1,935	KLA-Tencor Corp.	109,889
927	Kulicke & Soffa Industries, Inc.*	8,677
1,387	Lam Research Corp.*	80,224
917	LTX Corp.*	4,209
828	Mattson Technology, Inc.*	8,247
1,407	Mentor Graphics Corp.*	16,898
588	MKS Instruments, Inc.*	13,348
1,316	Novellus Systems, Inc.*	37,532
316	Photon Dynamics, Inc.*	3,400
525	Photronics, Inc.*	7,361
1,704	Synopsys, Inc.*	41,680
2,345	Teradyne, Inc.*	36,793
686	Tessera Technologies, Inc.*	28,215
446	Ultratech Stepper, Inc.*	5,593
1,093	Varian Semiconductor Equipment Associates, Inc.*	51,371
319	Veeco Instruments, Inc.*	5,838
		1,048,627
	Electronics/Appliance Stores (0.2%)
3,839	Best Buy Co., Inc.	$171,181
683	Blockbuster, Inc. (Class A)	2,930
1,980	Circuit City Stores – Circuit City Group	23,562
658	Movie Gallery, Inc.	368
1,723	RadioShack Corp.	43,299
		241,340
	Electronics/Appliances (0.2%)
2,926	Eastman Kodak Co.	73,881
640	Harman International Industries, Inc.	74,240
551	Helen of Troy Ltd.* (Bermuda)	12,238
758	Whirlpool Corp.	77,399
		237,758
	Engineering & Construction (0.3%)
486	Dycom Industries, Inc.*	13,584
968	EMCOR Group, Inc.*	34,751
814	Fluor Corp.	94,025
600	Foster Wheeler Ltd.* (Bermuda)	67,434
531	Granite Construction Inc.	34,510
516	Insituform Technologies, Inc. (Class A)*	8,524
1,180	Jacobs Engineering Group, Inc.*	72,723
1,028	McDermott International, Inc. (Panama)*	85,262
1,439	Quanta Services, Inc.*	40,911
987	Shaw Group Inc. (The)*	52,528
636	URS Corp.*	31,329
		535,581
	Environmental Services (0.2%)
2,852	Allied Waste Industries, Inc.*	36,705
1,425	Newpark Resources, Inc.*	9,020
1,844	Republic Services, Inc.	58,916
993	Tetra Tech, Inc.*	20,883
947	Waste Connections, Inc.*	29,357
5,333	Waste Management, Inc.	202,814
		357,695

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
	Finance/Rental/Leasing (1.4%)
144	Amerco*	$9,194
1,420	AmeriCredit Corp.*	28,883
1,080	Avis Budget Group, Inc.	27,724
4,536	Capital One Financial Corp.	320,967
1,323	CapitalSource, Inc.	25,137
504	Cash American International, Inc.	18,456
756	Centerline Holding Co.	9,435
1,938	CIT Group, Inc.	79,807
299	CompuCredit Corp.*	7,849
5,874	Countrywide Financial Corp.	165,471
6,267	Discover Financial Services	144,454
281	Dollar Thrifty Automotive Group, Inc.*	10,375
1,578	Doral Financial Corp. (Puerto Rico)	1,815
9,354	Fannie Mae	559,743
543	Financial Federal Corp.	15,394
6,675	Freddie Mac	382,277
909	Fremont General Corp.	5,245
601	GATX Corp.	27,261
124	Great Lakes Bancorp Inc.*	1,529
751	IndyMac Bancorp, Inc.	16,522
456	Mastercard Inc. Class A*	73,325
477	Ocwen Financial Corp.*	5,171
700	PHH Corp.	20,398
792	Rent-A-Center, Inc.*	15,373
671	Ryder System, Inc.	36,482
3,991	SLM Corp.	196,237
71	Student Loan Corp. (The)	13,205
897	United Rentals, Inc.*	28,830
		2,246,559
	Financial Conglomerates (3.1%)
10,672	American Express Co.	624,739
48,047	Citigroup, Inc.	2,237,549
1,678	Conseco Inc.*	30,523
33,581	JPMorgan Chase & Co.	1,477,900
1,789	Leucadia National Corp.*	67,266
468	National Financial Partners Corp.	21,696
2,688	Principal Financial Group, Inc.	151,576
4,775	Prudential Financial, Inc.	423,208
25	Wesco Financial Corp.	9,911
		5,044,368
	Financial Publishing/Services (0.4%)
365	Advent Software, Inc.*	$13,881
662	Dun & Bradstreet Corp.*	64,717
1,343	Equifax, Inc.	54,338
553	FactSet Research Systems Inc.	36,492
632	Interactive Data Corp.*	17,285
3,457	McGraw-Hill Companies, Inc. (The)	209,149
2,364	Moody’s Corp.	127,183
1,578	SEI Investments Co.	43,016
21	Value Line, Inc.	1,144
		567,205
	Food Distributors (0.1%)
583	Performance Food Group Co.*	16,709
5,994	SYSCO Corp.	191,089
539	United Natural Foods, Inc.*	14,677
		222,475
	Food Retail (0.3%)
721	Casey’s General Stores, Inc.	17,975
6,556	Kroger Co. (The)	170,194
624	Ruddick Corp.	17,347
4,314	Safeway Inc.	137,487
2,065	SUPERVALU, Inc.	86,049
137	Weis Markets, Inc.	5,384
1,330	Whole Foods Market, Inc.	49,263
584	Wild Oats Markets, Inc.*	9,402
		493,101
	Food: Major Diversified (0.8%)
2,442	Campbell Soup Co.	89,939
5,014	ConAgra Foods Inc.	127,105
2,659	Del Monte Foods Co.*	30,844
3,434	General Mills, Inc.	190,999
3,080	Heinz (H.J.) Co.	134,781
2,403	Kellogg Co.	124,499
16,457	Kraft Foods Inc. (Class A)	538,967
7,346	Sara Lee Corp.	116,434
525	TreeHouse Foods, Inc.*	11,765
		1,365,333
	Food: Meat/Fish/Dairy (0.1%)
1,336	Dean Foods Co.	38,437
830	Hormel Foods Corp.	28,569

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
537	Pilgrim’s Pride Corp. (Class B)	$18,086
379	Sanderson Farms, Inc.	15,111
1,111	Smithfield Foods, Inc.*	34,508
2,527	Tyson Foods, Inc. (Class A)	53,825
		188,536
	Food: Specialty/Candy (0.3%)
340	American Italian Pasta Co. (Class A)	2,771
729	Chiquita Brands International, Inc.	12,801
104	Farmer Brothers Co.	2,150
1,160	Flowers Foods Inc.	23,780
448	Fresh Del Monte Produce, Inc. (Cayman Islands)	11,491
490	Hain Celestial Group, Inc.*	13,274
1,612	Hershey Co. (The)	74,313
454	Lancaster Colony Corp.	17,579
567	Lance, Inc.	14,283
1,236	McCormick & Co., Inc. (Non-Voting)	42,222
880	NBTY, Inc.*	38,315
355	Ralcorp Holdings, Inc.*	18,446
683	Smucker (J.M.) Co.	38,118
455	Tootsie Roll Industries, Inc.	11,389
795	Topps Co., Inc. (The)	7,632
2,257	Wrigley (Wm.) Jr. Co.	130,184
		458,748
	Forest Products (0.1%)
1,351	Louisiana-Pacific Corp.	25,021
346	Universal Forest Products, Inc.	13,688
2,385	Weyerhaeuser Co.	169,907
		208,616
	Gas Distributors (0.7%)
923	AGL Resources, Inc.	34,797
1,109	Atmos Energy Corp.	31,130
4,342	Dynegy, Inc. (Class A)*	38,687
770	Energen Corp.	40,741
500	Energy Transfer Partners LP	27,900
1,183	Equitable Resources, Inc.	55,731
1,728	KeySpan Corp.	71,798
372	Laclede Group, Inc. (The)	10,993
1,852	MDU Resources Group, Inc.	50,486
871	National Fuel Gas Co.	$37,758
336	New Jersey Resources Corp.	15,792
632	Nicor Inc.	24,907
2,746	NiSource, Inc.	52,366
502	Northwest Natural Gas Co.	20,918
1,061	ONEOK, Inc.	53,846
983	Piedmont Natural Gas Co., Inc.	22,796
1,732	Questar Corp.	89,181
2,229	Sempra Energy	117,513
490	South Jersey Industries, Inc.	16,057
1,325	Southern Union Co.*	40,916
642	Southwest Gas Corp.	19,953
5,820	Spectra Energy Corp.	148,235
1,303	UGI Corp.	33,630
1,063	Vectren Corp.	26,543
698	WGL Holdings Inc.	20,898
		1,103,572
	Home Building (0.2%)
573	Beazer Homes USA Inc.	8,016
219	Brookfield Homes Corp.	4,643
132	Cavco Industries, Inc.*	4,574
1,145	Centex Corp.	42,720
1,069	Champion Enterprises, Inc.*	12,529
2,777	D.R. Horton, Inc.	45,321
502	Hovnanian Enterprises, Inc.*	6,646
881	KB Home	28,025
1,368	Lennar Corp. (Class A)	41,943
291	Levitt Corp. (Class A)	2,375
472	M.D.C. Holdings, Inc.	21,712
188	M/I Homes, Inc.	4,615
360	Meritage Homes Corp.*	7,020
70	NVR, Inc.*	40,494
446	Palm Harbor Homes, Inc.*	6,092
2,197	Pulte Homes, Inc.	42,490
694	Ryland Group, Inc. (The)	23,076
924	Standard Pacific Corp.	13,684
1,374	Toll Brothers, Inc.*	30,132
261	TOUSA, Inc.	746
632	WCI Communities, Inc.*	5,581
		392,434
	Home Furnishings (0.2%)
383	Ethan Allen Interiors, Inc.	13,083
766	Furniture Brands International, Inc.	8,441

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
639	Jarden Corp.*	$23,087
814	La-Z-Boy, Inc.	8,148
2,038	Leggett & Platt, Inc.	42,248
265	Libbey, Inc.	5,287
587	Mohawk Industries, Inc.*	52,836
2,801	Newell Rubbermaid, Inc.	74,086
919	Select Comfort Corp.*	14,649
		241,865
	Home Improvement Chains (0.8%)
1,419	Fastenal Co.	63,954
19,977	Home Depot, Inc. (The)	742,545
14,847	Lowe’s Companies, Inc.	415,864
1,096	Sherwin-Williams Co.	76,380
		1,298,743
	Hospital/Nursing Management (0.2%)
475	Amsurg Corp.*	11,941
1,019	Community Health Systems Inc.*	39,639
2,532	Health Management Associates, Inc. (Class A)	20,408
438	Kindred Healthcare, Inc.*	11,730
701	LifePoint Hospitals, Inc.*	20,715
824	Manor Care, Inc.	52,200
600	Psychiatric Solutions, Inc.	20,454
682	Sunrise Senior Living, Inc.*	27,116
5,324	Tenet Healthcare Corp.*	27,578
602	Universal Health Services, Inc. (Class B)	31,569
		263,350
	Hotels/Resorts/Cruiselines (0.5%)
4,131	Carnival Corp† (Panama) (Units)	183,045
511	Choice Hotels International, Inc.	18,488
567	Gaylord Entertainment Co.*	28,339
3,493	Hilton Hotels Corp.	154,426
576	Marcus Corp. (The)	11,336
3,492	Marriott International, Inc. (Class A)	145,093
1,975	Royal Caribbean Cruises Ltd. (Liberia)	76,097
2,094	Starwood Hotels & Resorts Worldwide, Inc.	131,838
542	Vail Resorts, Inc.*	$29,024
1,941	Wyndham Worldwide Corp.*	65,315
		843,001
	Household/Personal Care (1.9%)
951	Alberto-Culver Co.	22,368
4,353	Avon Products, Inc.	156,752
833	Church & Dwight Co., Inc.	40,867
1,474	Clorox Co. (The)	89,118
5,006	Colgate-Palmolive Co.	330,396
1,253	Estee Lauder Companies, Inc. (The) (Class A)	56,410
948	International Flavors & Fragrances, Inc.	47,504
4,457	Kimberly-Clark Corp.	299,822
861	Nu Skin Enterprises, Inc. (Class A)	13,363
523	Playtex Products, Inc.*	9,367
31,790	Procter & Gamble Co. (The)	1,966,529
634	Spectrum Brands, Inc.*	2,783
		3,035,279
	Industrial Conglomerates (3.9%)
6,691	3M Co.	594,964
2,297	Danaher Corp.	171,540
100,498	General Electric Co.**	3,895,302
7,319	Honeywell International, Inc.	420,916
3,193	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	160,672
1,835	ITT Corp.	115,385
641	SPX Corp.	60,171
1,044	Textron, Inc.	117,857
4,890	Tyco International Ltd. (Bermuda)	231,248
9,012	United Technologies Corp.	657,606
489	Walter Industries, Inc.	12,225
		6,437,886
	Industrial Machinery (0.5%)
358	Actuant Corp. (Class A)	21,831
652	Flowserve Corp.*	47,120
719	FuelCell Energy, Inc.*	5,292
767	Graco Inc.	31,478
952	IDEX Corp.	34,472
4,710	Illinois Tool Works Inc.	259,285
534	Kennametal Inc.	40,936

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
518	Lincoln Electric Holdings, Inc.	$37,291
758	Mueller Water Products, Inc. (Class B Shares)	10,006
467	Nordson Corp.	21,370
1,141	Parker Hannifin Corp.	112,594
489	Regal-Beloit Corp.	24,802
931	Roper Industries, Inc.	55,841
377	Tecumseh Products Co. (Class A)	8,682
303	Watts Water Technologies, Inc. (Class A)	10,578
462	Woodward Governor Co.	26,681
		748,259
	Industrial Specialties (0.3%)
669	Buckeye Technologies Inc.*	10,256
407	Cabot Microelectronics Corp.*	17,350
995	Donaldson Co., Inc.	36,208
1,763	Ecolab Inc.	74,240
963	Evergreen Energy Inc.	3,534
689	Ferro Corp.	15,399
870	Fuller (H.B.) Co.	24,038
1,256	GrafTech International Ltd.*	19,455
543	Headwaters Inc.*	8,759
331	Minerals Technologies, Inc.	21,406
1,596	PPG Industries, Inc.	121,727
315	Rogers Corp.*	11,384
1,514	RPM International, Inc.	35,594
651	Spartech Corp.	14,355
611	Symyx Technologies, Inc.*	5,450
1,300	Valspar Corp. (The)	35,867
325	WD-40 Co.	10,787
		465,809
	Information Technology Services (1.5%)
5,481	Accenture Ltd. (Class A) (Bermuda)	230,915
2,587	BearingPoint, Inc.*	16,867
288	Black Box Corp.	11,592
413	CACI International Inc. (Class A)*	18,354
1,186	CIBER, Inc.*	9,002
1,813	Citrix Systems, Inc.*	65,576
1,387	Cognizant Technology Solutions Corp. (Class A)*	$112,319
5,041	Electronic Data Systems Corp.	136,057
807	Epicor Software Corp.*	10,539
1,044	Henry (Jack) & Associates, Inc.	25,077
14,984	International Business Machines Corp.	1,657,980
557	JDA Software Group, Inc.*	12,594
8,056	Level 3 Communications, Inc.*	42,133
320	ManTech International Corp. (Class A)*	10,451
543	MICROS Systems, Inc.*	28,931
944	Perot Systems Corp. (Class A)*	14,368
639	QAD, Inc.	5,176
1,268	Sapient Corp.*	9,041
275	SRA International, Inc. (Class A)*	6,551
120	Syntel, Inc.	4,321
4,627	Unisys Corp.*	37,432
282	Verint Systems Inc.*	8,531
1,408	Wind River Systems, Inc.*	13,460
		2,487,267
	Insurance Brokers/Services (0.2%)
2,739	AON Corp.	109,670
1,351	Brown & Brown, Inc.	34,721
1,040	ChoicePoint, Inc.*	40,290
898	Crawford & Co. (Class B)	5,352
1,278	Gallagher (Arthur J.) & Co.	35,247
521	Hilb, Rogal & Hobbs Co.	22,559
5,395	Marsh & McLennan Companies, Inc.	148,632
		396,471
	Integrated Oil (5.1%)
21,776	Chevron Corp.	1,856,622
942	Cimarex Energy Co.*	35,655
14,894	ConocoPhillips	1,204,031
59,016	Exxon Mobil Corp.	5,024,032
2,416	Hess Corp.	147,859
1,711	Murphy Oil Corp.	106,150
		8,374,349

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
	Internet Retail (0.2%)
2,910	Amazon.com, Inc.*	$228,551
1,314	Drugstore.com, Inc.*	3,876
1,349	Gamestop Corp (Class A)*	54,432
2,486	IAC/InterActiveCorp.*	71,448
436	Netflix Inc.*	7,512
		365,819
	Internet Software/Services (1.0%)
1,482	Akamai Technologies, Inc.*	50,329
962	Ariba, Inc.*	8,033
4,054	BEA Systems, Inc.*	50,189
1,677	Borland Software Corp.*	8,905
8,571	CMGI Inc.*	13,542
1,798	CNET Networks, Inc.*	13,539
600	Digital River, Inc.*	27,006
1,966	Earthlink, Inc.*	13,664
1,913	Google Inc. (Class A)*	975,630
282	GSI Commerce, Inc.*	6,277
393	Internap Network Services Corp.*	5,793
603	J2 Global Communications, Inc.*	19,682
847	Lionbridge Technologies, Inc.*	3,972
141	MicroStrategy Inc. (Class A)*	10,309
1,087	NIC Inc.*	7,250
1,181	Openwave Systems, Inc.*	6,212
620	Packeteer, Inc.*	4,266
698	Progress Software Corp.*	21,115
1,661	RealNetworks, Inc.*	11,826
1,319	S1 Corp.*	9,589
627	Secure Computing Corp.*	4,953
1,271	SonicWALL, Inc.*	11,236
670	Supportsoft, Inc.*	3,698
1,144	United Online, Inc.*	16,153
2,561	VeriSign, Inc.*	76,036
685	Vignette Corporation*	14,412
658	Websense, Inc.*	13,134
12,860	Yahoo! Inc.*	298,995
		1,705,745
	Investment Banks/Brokers (2.2%)
2,105	Ameriprise Financial, Inc.	126,868
1,101	Bear Stearns Companies, Inc. (The)	133,463
10,223	Charles Schwab Corp. (The)	$205,789
384	CME GROUP INC	212,160
4,153	E*TRADE Group, Inc.*	76,914
765	Edwards (A.G.), Inc.	61,858
590	eSPEED, Inc (Class A)*	4,779
3,564	Goldman Sachs Group, Inc. (The)	671,244
589	Investment Technology Group, Inc.*	23,536
1,261	Jefferies Group, Inc.	33,126
1,363	Knight Capital Group, Inc.*	19,273
1,305	LaBranche & Co., Inc.*	8,443
237	Ladenburg Thalmann Financial Services Inc.*	396
5,226	Lehman Brothers Holdings Inc.	324,012
8,855	Merrill Lynch & Co., Inc.	657,041
12,534	Morgan Stanley (Note 4)	800,547
818	Nasdaq Stock Market Inc.*	25,170
488	NYSE Euronext	37,586
1,160	Raymond James Financial, Inc.	35,577
3,184	TD AmeriTrade Holding Corp.	53,969
752	Tradestation Group Inc.*	7,949
		3,519,700
	Investment Managers (0.6%)
374	Affiliated Managers Group, Inc.*	42,262
362	AllianceBernstein Holding LP	30,379
144	BlackRock, Inc. (Class A)	22,968
1,439	Eaton Vance Corp. (Non-Voting)	60,237
1,104	Federated Investors, Inc. (Class B)	39,755
1,717	Franklin Resources, Inc.	218,694
2,132	Janus Capital Group, Inc.	64,088
1,160	Legg Mason, Inc.	104,400
750	Nuveen Investments (Class A)	45,855
2,523	Price (T.) Rowe Group, Inc.	131,524
3,882	State Street Corp.	260,210
1,134	Waddell & Reed Financial, Inc. (Class A)	28,588
		1,048,960

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
	Investment Trusts/Mutual Funds (0.0%)
244	BP Prudhoe Bay Royalty Trust	$17,439
28	Cross Timbers Royalty Trust	1,152
		18,591
	Life/Health Insurance (0.7%)
4,859	AFLAC, Inc.	253,251
181	American National Insurance Co.	27,065
729	Citizens, Inc.*	3,681
513	Delphi Financial Group, Inc. (Class A)	20,607
222	FBL Financial Group, Inc. (Class A)	7,812
4,379	Genworth Financial Inc. (Class A)	133,647
175	Great American Financial Resources, Inc.	4,193
67	Kansas City Life Insurance Co.	2,785
2,696	Lincoln National Corp.	162,623
4,271	MetLife, Inc.	257,200
65	National Western Life Insurance Co. (Class A)	15,322
1,429	Phoenix Companies Ltd.	19,706
261	Presidential Life Corp.	4,257
789	Protective Life Corp.	33,943
351	Reinsurance Group of America, Inc.	18,712
682	StanCorp Financial Group, Inc.	32,027
949	Torchmark Corp.	58,401
514	Universal American Financial Corp.*	10,234
3,049	UnumProvident Corp.	74,091
		1,139,557
	Major Banks (4.0%)
44,105	Bank of America Corp.	2,091,459
10,945	Bank of New York Mellon Corp.	465,710
5,316	BB&T Corp.	198,925
1,649	Comerica, Inc.	86,836
3,841	Huntington Bancshares, Inc.	73,747
3,934	KeyCorp	136,470
5,906	National City Corp.	$173,577
3,356	PNC Financial Services Group, Inc.	223,677
2,542	Popular, Inc. (Puerto Rico)	33,529
6,946	Regions Financial Corp.	208,866
3,488	SunTrust Banks, Inc.	273,110
17,203	U.S. Bancorp	515,230
679	UnionBanCal Corp.	37,522
18,656	Wachovia Corp.	880,750
32,323	Wells Fargo & Co.	1,091,548
		6,490,956
	Major Telecommunications (2.8%)
3,749	ALLTEL Corp.	247,247
61,409	AT&T Inc.	2,404,776
3,739	Cincinnati Bell Inc.*	19,293
1,468	Embarq Corp.	90,708
1,276	Primus Telecommunications Group, Inc.*	1,136
28,677	Sprint Nextel Corp.	588,739
28,304	Verizon Communications, Inc.	1,206,316
		4,558,215
	Managed Health Care (1.1%)
5,528	Aetna, Inc.	265,731
748	AMERIGROUP Corp.*	20,705
716	Centene Corp.*	15,473
3,473	CIGNA Corp.	179,346
1,614	Coventry Health Care, Inc.*	90,077
1,131	Health Net Inc.*	56,030
1,596	Humana, Inc.*	102,288
621	Sierra Health Services, Inc.*	25,237
13,018	UnitedHealth Group Inc.	630,462
200	Wellcare Health Plans Inc.*	20,252
6,160	WellPoint Inc.*	462,739
		1,868,340
	Marine Shipping (0.1%)
603	Alexander & Baldwin, Inc.	32,695
334	General Maritime Corp.	8,684
642	Kirby Corp.*	26,007
391	Overseas Shipholding Group, Inc.	30,338

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
600	Teekay Shipping Corp. (Marshall Islands)	$33,642
663	Tidewater, Inc.	45,362
		176,728
	Media Conglomerates (1.5%)
6,618	CBS Corp. (Class B)	209,923
2,959	Discovery Holding Company (Class A)*	70,187
19,892	Disney (Walt) Co. (The)	656,436
22,798	News Corp. (Class A)	481,494
41,386	Time Warner, Inc.	797,094
6,175	Viacom Inc. (Class B)*	236,503
		2,451,637
	Medical Distributors (0.4%)
2,026	AmerisourceBergen Corp.	95,445
4,037	Cardinal Health, Inc.	265,352
914	Henry Schein, Inc.*	49,667
2,844	McKesson Corp.	164,269
649	Owens & Minor, Inc.	24,954
1,252	Patterson Companies, Inc.*	44,909
280	PolyMedica Industries, Inc.	11,309
750	PSS World Medical, Inc.*	12,923
		668,828
	Medical Specialties (2.3%)
783	Advanced Medical Optics, Inc.*	23,670
1,178	Align Technology, Inc.*	30,746
977	American Medical System Holdings, Inc.*	17,860
181	Analogic Corp.	12,017
1,868	Applera Corp. – Applied Biosystems Group	58,319
1,150	Applera Corp. – Celera Genomics Group*	13,823
394	Arrow International, Inc.	17,411
403	ArthroCare Corp.*	20,400
992	Bard (C.R.), Inc.	77,842
663	Bausch & Lomb, Inc.	42,386
6,177	Baxter International, Inc.	324,910
682	Beckman Coulter, Inc.	48,299
2,263	Becton, Dickinson & Co.	172,803
2,272	Biomet, Inc.	103,444
31	Bio-Rad Laboratories, Inc. (Class A)*	2,299
12,248	Boston Scientific Corp.*	$161,061
639	CONMED Corp.*	17,828
570	Cooper Companies, Inc. (The)	28,574
4,890	Covidien Ltd. (Bermuda)	200,245
435	Cyberonics Inc.*	6,090
1,305	Cytyc Corp.*	54,940
1,045	Dade Behring Holdings, Inc.	78,218
288	Datascope Corp.	9,910
1,561	DENTSPLY International, Inc.	56,961
702	Edwards Lifesciences Corp.*	32,264
470	Haemonetics Corp.*	23,227
690	Hillenbrand Industries, Inc.	43,498
600	Hologic, Inc.*	31,080
1,504	Hospira, Inc.*	58,160
374	IDEXX Laboratories, Inc.*	37,497
773	Immucor, Inc.*	24,087
296	Integra LifeSciences Holding, Inc.*	14,696
408	Intuitive Surgical, Inc.*	86,745
494	Invacare Corp.	10,152
699	Kinetic Concepts, Inc.*	42,975
457	Kyphon Inc.*	29,988
11,689	Medtronic, Inc.	592,282
510	Mentor Corp.	20,069
499	Merit Medical Systems, Inc.*	5,584
1,250	Nektar Therapeutics*	9,538
702	OraSure Technologies, Inc.*	5,623
1,245	Pall Corp.	51,692
355	Penwest Pharmaceuticals Co.*	4,558
1,615	PerkinElmer, Inc.	44,945
908	ResMed, Inc.*	39,026
890	Respironics, Inc.*	40,718
3,543	St. Jude Medical, Inc.*	152,845
936	STERIS Corp.	25,600
2,679	Stryker Corp.	167,250
378	SurModics, Inc.*	17,339
4,060	Thermo Fisher Scientific, Inc.*	211,973
691	Thoratec Corp.*	13,412
1,325	Varian Medical Systems, Inc.*	54,060
517	Ventana Medical Systems, Inc.*	43,087
99	Vital Signs, Inc.	5,149

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
984	Waters Corp.*	$57,328
566	West Pharmaceutical Services, Inc.	26,194
422	Wright Medical Group, Inc.*	10,217
2,357	Zimmer Holdings, Inc.*	183,280
		3,796,194
	Medical/Nursing Services (0.1%)
830	Apria Healthcare Group, Inc.*	21,763
1,033	DaVita, Inc.*	54,687
489	Healthways Inc.*	21,369
1,215	Hooper Holmes, Inc.	3,183
1,005	Lincare Holdings, Inc.*	35,868
653	Pediatrix Medical Group, Inc.*	35,236
1,018	VCA Antech, Inc.*	40,048
		212,154
	Metal Fabrications (0.1%)
1,444	Commercial Metals Co.	44,533
500	General Cable Corp.*	39,750
905	Harsco Corp.	47,657
504	Kaydon Corp.	26,818
444	Mueller Industries, Inc.	16,375
1,053	Timken Co. (The)	35,170
		210,303
	Miscellaneous (0.0%)
4,389	TeleCorp PCS, Inc. (Escrow) (a)	0
	Miscellaneous Commercial Services (0.3%)
721	ABM Industries Inc.	18,140
496	Bright Horizons Family Solutions, Inc.*	19,245
570	Brink’s Co. (The)	34,855
808	CBIZ, Inc.*	5,502
1,372	Cintas Corp.	50,160
909	Copart, Inc.*	25,579
495	Corporate Executive Board Co. (The)	33,373
1,648	Corrections Corporation of America*	47,545
312	Costar Group, Inc.*	15,912
673	Diamond Management & Technology Consultants, Inc.	$7,275
686	FTI Consulting Inc.*	28,147
366	G & K Services, Inc. (Class A)	13,637
1,135	IKON Office Solutions, Inc.	15,731
1,766	Iron Mountain Inc.*	47,311
697	L-1 Identity Solutions, Inc.	11,947
654	Laureate Education Inc.*	40,326
304	MAXIMUS, Inc.	12,704
799	Navigant Consulting, Inc.*	12,584
278	StarTek, Inc.	3,047
634	TeleTech Holdings, Inc.*	18,595
235	Vertrue Incorporated*	11,611
428	Viad Corp.	15,387
489	Voyager Learning Co.	4,543
1,044	Wireless Facilities, Inc.*	2,328
		495,484
	Miscellaneous Manufacturing (0.2%)
1,244	Ametek, Inc.	48,541
604	Brady (W.H.) Co. (Class A)	21,134
840	Carlisle Companies, Inc.	38,035
686	Crane Co.	31,460
1,973	Dover Corp.	100,623
478	Mine Safety Appliances Co.	21,821
1,210	Pentair, Inc.	43,802
382	Smith (A.O.) Corp.	18,546
465	Teleflex Inc.	35,540
693	Tredegar Corp.	12,723
253	Valmont Industries, Inc.	19,124
		391,349
	Motor Vehicles (0.3%)
18,390	Ford Motor Co.*	156,499
4,082	General Motors Corp.	132,257
2,638	Harley-Davidson, Inc.	151,210
567	Monaco Coach Corp.	7,910
		447,876
	Movies/Entertainment (0.2%)
715	Cedar Fair, L.P.	20,542
241	Crown Media Holdings, Inc. (Class A)*	1,658

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
497	International Speedway Corp. (Class A)	$23,801
1,395	Liberty Media Holdings (Ser A)*	159,658
654	Regal Entertainment Group (Class A)*	13,989
962	Six Flags, Inc.	3,665
244	Speedway Motorsports, Inc.	9,021
1,282	TiVo Inc.*	7,051
		239,385
	Multi-Line Insurance (1.3%)
22,029	American International Group, Inc.	1,413,821
1,262	Axis Capital Holdings Ltd. (Bermuda)	46,505
403	CNA Financial Corp.*	16,733
2,888	Hartford Financial Services Group, Inc. (The)	265,321
1,345	HCC Insurance Holdings, Inc.	39,382
688	Horace Mann Educators Corp.	12,267
4,234	Loews Corp.	200,692
681	Nationwide Financial Services, Inc. (Class A)	38,756
620	PartnerRe Ltd. (Bermuda)	44,039
1,137	SAFECO Corp.*	66,480
653	Unitrin, Inc.	27,674
393	Zenith National Insurance Corp.	15,861
		2,187,531
	Office Equipment/Supplies (0.2%)
1,003	Avery Dennison Corp.	61,524
640	HNI Corp.	26,131
588	Kimball International, Inc. (Class B)	7,685
994	Miller (HERMAN), Inc.	30,347
2,158	Pitney Bowes Inc.	99,484
805	Steelcase, Inc. (Class A)	14,015
		239,186
	Oil & Gas Pipelines (0.4%)
480	Buckeye Partners, L.P.	25,858
6,747	El Paso Corp.	112,338
241	Enbridge Energy Management, LLC*	13,462
500	Enbridge Energy Partners L.P.	$27,805
2,590	Enterprise Products Partners L.P.	80,549
834	Kinder Morgan Energy Partners, LP	44,185
712	Kinder Morgan Management, LLC*	35,541
752	Magellan Midstream Parners, L.P.	34,073
462	NuStar L.P.	30,261
674	Plains All American Pipeline, L.P.	42,354
323	TC Pipelines, L.P.	12,668
863	TEPPCO Partners, L.P.	37,601
5,903	Williams Companies, Inc. (The)	190,372
		687,067
	Oil & Gas Production (1.6%)
4,495	Anadarko Petroleum Corp.	226,233
3,165	Apache Corp.	255,859
594	Berry Petroleum Co. (Class A)	22,103
1,279	Cabot Oil & Gas Corp.	43,742
691	Cheniere Energy Inc.*	25,995
3,564	Chesapeake Energy Corp.	121,319
625	Comstock Resources Inc.*	16,787
1,312	Denbury Resources Inc.*	52,480
4,051	Devon Energy Corp.	302,245
647	Encore Acquisition Co.*	16,738
479	Energy Partners, Ltd.*	7,664
2,305	EOG Resources, Inc.	161,580
718	Forest Oil Corp.*	29,057
621	Mariner Energy Inc.	13,122
1,273	Newfield Exploration Co.*	61,168
1,773	Noble Energy, Inc.	108,401
8,242	Occidental Petroleum Corp.	467,486
528	Penn Virginia Corp.	20,434
1,278	Petrohawk Energy Corp.*	19,157
1,270	Pioneer Natural Resources Co.*	57,785
927	Plains Exploration & Production Co.*	40,056
732	Pogo Producing Co.	38,986
760	Quicksilver Resources Inc.*	32,011
1,343	Range Resources Corp.	49,879
1,712	Southwestern Energy Co.*	69,559

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
776	St. Mary Land & Exploration Co.	$25,833
413	Stone Energy Corp.*	13,423
353	Swift Energy Co.*	15,087
1,541	Ultra Petroleum Corp. (Canada)*	85,202
565	Unit Corp.*	31,109
500	Whiting Petroleum Corp.*	20,535
3,592	XTO Energy, Inc.	195,872
		2,646,907
	Oil Refining/Marketing (0.6%)
1,307	Frontier Oil Corp.	50,620
610	Holly Corp.	41,108
7,061	Marathon Oil Corp.	389,767
1,276	Sunoco, Inc.	85,135
1,448	Tesoro Corp.	72,110
5,978	Valero Energy Corp.	400,586
		1,039,326
	Oilfield Services/Equipment (1.8%)
3,303	Baker Hughes Inc.	261,102
3,107	BJ Services Co.	81,248
440	Bristow Group Inc.*	20,869
1,188	Cameron International Corp.*	92,664
316	CARBO Ceramics, Inc.	14,245
466	Compagnie General de Geophysique-Veritas (ADR) (France)	23,510
713	FMC Technologies, Inc.*	65,254
1,213	Global Industries Ltd.*	31,417
1,270	Grant Prideco, Inc.*	71,247
9,914	Halliburton Co.	357,102
993	Hanover Compressor Co.*	23,663
1,010	Helix Energy Solutions Group Inc.*	39,339
1,668	National Oilwell-Varco, Inc.*	200,343
648	Oceaneering International, Inc.*	36,392
562	Oil States International Inc.*	24,582
11,396	Schlumberger Ltd. (Netherlands Antilles)	1,079,429
251	SEACOR Holdings, Inc.*	21,892
2,063	Smith International, Inc.	126,689
1,027	Superior Energy Services, Inc.*	41,409
836	TETRA Technologies, Inc.*	$23,249
332	Universal Compression Holdings, Inc.*	24,249
3,359	Weatherford International Ltd. (Bermuda)*	185,853
389	W-H Energy Services Inc.*	24,927
		2,870,674
	Other Consumer Services (0.6%)
1,438	Apollo Group, Inc. (Class A)*	85,000
674	Autobytel Inc.*	2,406
3,059	Block (H&R), Inc.	61,027
1,161	Career Education Corp.*	34,458
995	Corinthian Colleges, Inc.*	13,403
936	DeVry, Inc.*	30,326
10,206	eBay Inc.*	330,674
2,848	Expedia, Inc.*	75,785
678	First Marblehead Corp. (The)	22,347
331	HealthExtras, Inc.*	8,881
505	ITT Educational Services, Inc.*	53,358
983	MoneyGram International, Inc.	25,155
2,409	Move Inc.*	8,070
200	Nutri/System Inc.*	11,144
339	Pre-Paid Legal Services, Inc.*	17,865
396	Priceline.com Inc.	25,265
107	Renaissance Learning, Inc.	1,211
621	Rollins, Inc.	14,780
3,398	Service Corp. International	41,184
708	Sotheby’s Holdings, Inc. (Class A)*	30,267
1,895	Stewart Enterprises, Inc. (Class A)	13,284
199	Strayer Education, Inc.	30,154
79	TravelCenters of America LLC	2,885
531	Weight Watchers International, Inc.	25,764
		964,693
	Other Consumer Specialties (0.1%)
1,459	Fortune Brands, Inc.	118,617
690	Fossil, Inc.*	17,629
518	Matthews International Corp. (Class A)	19,819

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
335	RC2 Corp.*	$11,862
449	Russ Berrie & Co., Inc.	6,910
		174,837
	Other Metals/Minerals (0.1%)
1,993	Hecla Mining Co.*	15,645
825	Olin Corp.	17,218
721	Southern Copper Corp.	81,264
102	Titanium Metals Corp.	3,409
1,335	USEC Inc.	22,415
		139,951
	Other Transportation (0.0%)
1,261	Laidlaw International Inc.	42,874
	Packaged Software (2.8%)
451	ACI Worldwide, Inc.	13,769
5,811	Adobe Systems, Inc.*	234,125
780	ANSYS, Inc.*	20,311
2,252	Autodesk, Inc.*	95,417
2,251	BMC Software, Inc.*	64,649
4,519	CA Inc.	113,337
4,482	Compuware Corp.*	41,817
875	Fair Isaac Corp.	34,352
1,372	Informatica Corp.*	19,126
3,077	Intuit Inc.*	88,125
746	Macrovision Corp.*	17,740
695	Magma Design Automation, Inc.*	10,293
611	Manhattan Associates, Inc.*	17,029
1,759	McAfee Inc.*	63,078
87,689	Microsoft Corp.	2,542,104
1,023	NAVTEQ Corp.*	55,375
4,759	Novell, Inc.*	31,933
1,777	Nuance Communications Inc.*	29,285
39,587	Oracle Corp.*	756,903
1,488	Parametric Technology Corp.*	26,233
869	Quest Software, Inc.*	12,861
1,869	Red Hat, Inc.*	38,913
969	Salesforce.com Inc.*	37,655
1,237	Sybase, Inc.*	29,342
10,083	Symantec Corp.*	193,594
2,646	TIBCO Software, Inc.*	21,512
198	Ulticom, Inc.*	1,614
		4,610,492
	Personnel Services (0.2%)
390	AMN Healthcare Services, Inc.*	$8,373
380	CDI Corp.	10,750
485	Gentiva Health Services, Inc.*	9,685
405	Kelly Services, Inc. (Class A)	10,064
682	Korn/Ferry International*	16,116
735	Labor Ready, Inc.*	17,317
868	Manpower, Inc.	68,615
1,216	Monster Worldwide Inc.*	47,290
1,580	MPS Group, Inc.*	21,061
584	Resources Connection Inc.*	18,962
1,755	Robert Half International, Inc.	59,652
1,113	Spherion Corp.*	9,828
		297,713
	Pharmaceuticals: Generic Drugs (0.1%)
320	Abraxis Bioscience Inc.*	6,406
667	Alpharma Inc. (Class A)	16,535
1,015	Barr Pharmaceuticals Inc.*	51,988
2,311	Mylan Laboratories, Inc.	37,045
706	Par Pharmaceutical Cos Inc.*	16,725
1,262	Valeant Pharmaceuticals International	19,801
1,312	Watson Pharmaceuticals, Inc.*	39,911
		188,411
	Pharmaceuticals: Major (4.5%)
14,869	Abbott Laboratories	753,710
18,886	Bristol-Myers Squibb Co.	536,551
9,345	Eli Lilly & Co.	505,471
28,738	Johnson & Johnson	1,738,649
21,293	Merck & Co., Inc.	1,057,197
70,817	Pfizer, Inc.	1,664,908
14,256	Schering-Plough Corp.	406,866
12,894	Wyeth	625,617
		7,288,969
	Pharmaceuticals: Other (0.3%)
2,952	Allergan, Inc.	171,600
713	AtheroGenics, Inc.*	1,034
165	Cell Therapeutics, Inc.	667
717	Columbia Laboratories, Inc.*	1,771
1,310	Endo Pharmaceuticals Holdings, Inc.*	44,553

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
3,143	Forest Laboratories, Inc.*	$126,349
620	Inspire Pharmaceuticals, Inc.*	3,410
330	Inverness Medical Innovations, Inc.*	15,975
2,592	King Pharmaceuticals, Inc.*	44,090
671	KV Pharmaceutical Co. (Class A)*	18,345
730	Medicis Pharmaceutical Corp. (Class A)	20,827
1,028	Perrigo Co.	19,172
554	POZEN Inc.*	9,224
631	Salix Pharmaceuticals, Ltd.*	6,954
680	Sciele Pharma, Inc.*	15,769
1,115	Sepracor, Inc.*	31,365
314	United Therapeutics Corp.*	21,779
		552,884
	Precious Metals (0.4%)
3,814	Coeur D’Alene Mines Corp.*	14,913
3,081	Freeport-McMoRan Copper & Gold, Inc. (Class B)	289,552
2,195	Goldcorp Inc. (Canada)	55,775
1,153	Meridian Gold Inc. (Canada)*	32,549
4,011	Newmont Mining Corp.	167,459
668	Stillwater Mining Co.*	6,079
		566,327
	Property – Casualty Insurers (1.9%)
463	21st Century Insurance Group	10,140
3,136	ACE Ltd. (Cayman Islands)	181,010
715	Alfa Corp.	12,663
90	Alleghany Corp.*	37,800
6,188	Allstate Corp. (The)	328,892
809	American Financial Group, Inc.	22,725
418	Arch Capital Group Ltd.* (Bermuda)	29,118
1,675	Berkley (W.R.) Corp.	49,278
9	Berkshire Hathaway, Inc. (Class A)*	990,000
3,980	Chubb Corp. (The)	200,632
1,517	Cincinnati Financial Corp.	59,466
826	Commerce Group, Inc. (The)	23,731
798	Endurance Specialty Holdings Ltd. (Bermuda)	29,845
456	Erie Indemnity Co. (Class A)	23,548
652	Everest Re Group, Ltd. (ADR) (Bermuda)	$64,059
709	Hanover Insurance Group	31,118
221	Harleysville Group, Inc.	6,190
400	Infinity Property & Casualty Corp.	17,616
378	Mercury General Corp.	19,573
164	Midland Co. (The)	7,793
1,139	Montpelier Re Holdings Ltd. (Bermuda)	18,053
226	Odyssey Re Holdings Corp.	7,955
840	Ohio Casualty Corp.	36,464
2,215	Old Republic International Corp.	40,667
621	Philadelphia Consolidated Holding Corp.*	22,443
700	Platinum Underwriters Holdings Ltd. (ADR) (Bermuda)	23,240
612	PMA Capital Corp. (Class A)*	5,496
6,992	Progressive Corp. (The)	146,692
641	RenaissanceRe Holdings Ltd. (ADR) (Bermuda)	36,857
364	RLI Corp.	21,112
714	Selective Insurance Group, Inc.	14,651
200	State Auto Financial Corp.	5,172
363	Transatlantic Holdings, Inc.	26,553
6,692	Travelers Companies, Inc. (The)	339,820
89	White Mountains Insurance Group, Ltd. (Bermuda)	48,905
1,728	XL Capital Ltd. (Class A) (Cayman Islands)	134,542
		3,073,819
	Publishing: Books/Magazines (0.1%)
635	John Wiley & Sons, Inc. (Class A)	26,854
570	Meredith Corp.	32,199
2,580	PRIMEDIA Inc.*	6,089
484	Scholastic Corp.*	15,575
		80,717
	Publishing: Newspapers (0.2%)
1,355	Belo Corp. (Series A)	24,254
652	Dow Jones & Co., Inc.	37,412

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
2,267	Gannett Co., Inc.	$113,123
674	Journal Register Co.	2,150
585	Lee Enterprises, Inc.	10,302
757	McClatchy Co. (The) (Class A)	18,486
381	Media General, Inc. (Class A)	10,744
1,803	New York Times Co. (The) (Class A)	41,217
926	Scripps (E.W.) Co. (Class A)	37,938
703	Sun-Times Media Group Inc.	2,946
1,538	Tribune Co.	43,002
85	Triple Crown Media, Inc.	747
66	Washington Post Co. (The) (Class B)	52,190
		394,511
	Pulp & Paper (0.2%)
748	Bowater, Inc.	14,676
616	Glatfelter (P.H.) Co.	8,273
4,739	International Paper Co.	175,675
1,869	MeadWestvaco Corp.	60,817
271	Neenah Paper Inc.	10,496
549	Potlatch Corp.	23,986
288	Schweitzer-Mauduit International, Inc.	6,575
581	Wausau Paper Corp.	6,501
		306,999
	Railroads (0.6%)
3,524	Burlington Northern Santa Fe Corp.	289,461
4,226	CSX Corp.	200,355
1,032	Kansas City Southern Industries, Inc.*	35,614
3,985	Norfolk Southern Corp.	214,313
2,562	Union Pacific Corp.	305,237
		1,044,980
	Real Estate Development (0.2%)
1,523	Brookfield Properties Corp. (Canada)	34,420
1,876	CB Richard Ellis Group, Inc. (Class A)*	65,510
731	Forest City Enterprises, Inc. (Class A)	39,774
420	Getty Realty Corp.	10,584
368	Jones Lang LaSalle, Inc.	40,399
775	St. Joe Co. (The)	$31,419
144	Tejon Ranch Co.*	5,712
492	W.P. Carey & Co., LLC	15,282
		243,100
	Real Estate Investment Trusts (1.9%)
532	Acadia Realty Trust	12,252
33	Alexander’s, Inc.*	11,685
273	Alexandria Real Estate Equities, Inc.	23,513
861	AMB Property Corp.	45,874
1,530	American Financial Realty Trust	13,418
1,607	Annaly Mortgage Management Inc.	23,221
807	Anthracite Capital, Inc.	7,586
657	Anworth Mortgage Asset Corp.	5,190
1,005	Apartment Investment & Management Co. (Class A)	42,461
2,061	Archstone-Smith Trust	118,322
724	AvalonBay Communities, Inc.	78,170
500	BioMed Realty Trust, Inc.	10,920
1,070	Boston Properties, Inc.	101,104
743	BPP Liquidating Trust* (a)	37
1,119	Brandywine Realty Trust	26,990
570	BRE Properties, Inc.	28,802
607	Camden Property Trust	33,361
808	CBL & Associates Properties, Inc.	25,767
656	Colonial Properties Trust	22,691
574	Corporate Office Properties Trust	21,634
643	Cousins Properties, Inc.	16,532
1,422	Crescent Real Estate Equities Co.	32,109
1,041	Developers Diversified Realty Corp.	49,968
1,291	Duke Realty Corp.	42,203
358	EastGroup Properties, Inc.	14,764
393	Entertainment Properties Trust	17,508
778	Equity Inns, Inc.	17,396
263	Equity Lifestyle Properties, Inc.	11,930
649	Equity One, Inc.	14,979
2,799	Equity Residential	111,428

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
278	Essex Property Trust, Inc.	$29,907
567	Federal Realty Investment Trust	42,604
703	FelCor Lodging Trust, Inc.	15,438
620	First Industrial Realty Trust, Inc.	24,000
2,226	Friedman, Billings, Ramsey Group, Inc.	10,952
2,206	General Growth Properties, Inc.	105,844
583	Glimcher Realty Trust	12,395
1,431	Health Care Property Investors, Inc.	38,980
758	Health Care REIT, Inc.	27,826
675	Healthcare Realty Trust, Inc.	15,673
719	Highwoods Properties, Inc.	23,389
419	Home Properties, Inc.	19,400
747	Hospitality Properties Trust	28,655
4,723	Host Hotels & Resorts Inc.	99,750
2,742	HRPT Properties Trust	25,638
1,085	Impac Mortgage Holdings, Inc.	2,778
672	Investors Real Estate Trust	6,465
1,205	iStar Financial Inc.	43,778
357	Kilroy Realty Corp.	23,002
2,114	Kimco Realty Corp.	78,916
600	KKR Financial Holdings LLC	12,444
200	LaSalle Hotel Properties	8,006
686	Lexington Corporate Properties Trust	12,945
919	Liberty Property Trust	34,472
634	Macerich Co. (The)	46,377
687	Mack-Cali Realty Corp.	26,518
597	Maguire Properties, Inc.	17,080
381	Mid-America Apartment Communities, Inc.	17,195
522	National Health Investors, Inc.	16,495
845	National Retail Properties Inc.	18,303
919	Nationwide Health Properties, Inc.	21,900
617	New Century Financial Corp.	157
124	NovaStar Financial, Inc.	1,195
202	Parkway Properties, Inc.	8,197
541	Pennsylvania Real Estate Investment Trust	21,067
1,887	Plum Creek Timber Co., Inc.	$73,329
585	Post Properties, Inc.	25,763
2,313	ProLogis	131,610
264	PS Business Parks, Inc. (Class A)	13,490
1,303	Public Storage, Inc.	91,327
486	RAIT Investment Trust	5,035
912	Rayonier Inc.	38,614
1,151	Realty Income Corp.	27,014
375	Redwood Trust, Inc.	10,800
672	Regency Centers Corp.	43,593
134	Saul Centers, Inc.	5,812
913	Senior Housing Properties Trust	15,777
2,147	Simon Property Group, Inc.	185,780
515	SL Green Realty Corp.	62,531
261	Sovran Self Storage, Inc.	11,249
359	Sun Communities, Inc.	9,772
500	Sunstone Hotel Investors, Inc.	12,410
404	Tanger Factory Outlet Centers, Inc.	13,506
712	Taubman Centers, Inc.	34,240
1,220	Thornburg Mortgage Asset Corp.	31,012
1,431	UDR, Inc.	33,042
1,141	Ventas, Inc.	37,219
1,270	Vornado Realty Trust	135,928
686	Washington Real Estate Investment Trust	20,470
915	Weingarten Realty Investors	33,498
		3,022,377
	Recreational Products (0.4%)
2,944	Activision, Inc.*	50,372
426	Arctic Cat, Inc.	7,719
225	Atari, Inc.	589
1,150	Brunswick Corp.	32,154
1,019	Callaway Golf Co.	16,538
2,920	Electronic Arts Inc.*	142,029
1,752	Hasbro, Inc.	49,091
529	K2 Inc.*	7,729
594	Leapfrog Enterprises, Inc. (Class A)*	5,370
705	Marvel Entertainment, Inc.*	17,082
3,894	Mattel, Inc.	89,212

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
635	Polaris Industries Inc.	$31,344
914	Scientific Games Corp. (Class A)*	31,359
1,136	Take-Two Interactive Software, Inc.*	20,028
559	Thor Industries, Inc.	22,930
914	THQ, Inc.*	26,287
549	Winnebago Industries, Inc.	14,812
501	WMS Industries, Inc.*	13,071
		577,716
	Regional Banks (1.2%)
162	1st Source Corp.	3,316
191	Alabama National BanCorporation	10,194
450	Amcore Financial, Inc.	10,867
1,284	Associated Banc-Corp.	36,902
120	BancFirst Corp.	4,849
983	BancorpSouth, Inc.	22,953
617	Bank of Hawaii Corp.	29,628
376	BOK Financial Corp.	18,808
444	Boston Private Financial Holdings, Inc.	11,318
322	Capital City Bank Group, Inc.	9,647
612	Cathay General Bancorp, Inc.	18,733
313	Central Pacific Financial Corp.	8,830
507	Chemical Financial Corp.	11,042
709	Chittenden Corp.	23,716
1,264	Citizens Banking Corp.	20,350
325	City Holding Co.	10,676
513	City National Corp.	36,315
1,687	Colonial BancGroup, Inc. (The)	36,793
1,729	Commerce Bancorp, Inc.	57,835
723	Commerce Bancshares, Inc.	32,137
506	Community Bank System, Inc.	9,103
1,233	Compass Bancshares, Inc.	85,422
546	Corus Bankshares, Inc.	8,878
690	Cullen/Frost Bankers, Inc.	34,272
1,132	CVB Financial Corp.	11,082
712	East West Bancorp, Inc.	26,102
852	F.N.B. Corp.	12,789
4,549	Fifth Third Bancorp	167,813
1,175	First Bancorp (Puerto Rico)	10,810
627	First Charter Corp.	11,556
94	First Citizens BancShares, Inc. (Class A)	$16,890
1,068	First Commonwealth Financial Corp.	10,125
309	First Community Bancorp	15,518
753	First Financial Bancorp	9,209
216	First Financial Bankshares, Inc.	7,828
264	First Financial Corp. (Indiana)	6,199
1,286	First Horizon National Corp.	40,792
361	First Merchants Corp.	7,310
724	First Midwest Bancorp, Inc.	23,812
426	First Republic Bank	23,323
1,073	FirstMerit Corp.	19,668
509	Flagstar Bancorp	5,446
697	Frontier Financial Corp.	14,930
2,148	Fulton Financial Corp.	28,397
832	Glacier Bancorp, Inc.	15,850
775	Greater Bay Bancorp	20,832
394	Hancock Holding Co.	13,936
537	Harleysville National Corp.	7,915
285	Independent Bank Corp. – Massachusetts	7,721
751	International Bancshares Corp.	16,545
291	Irwin Financial Corp.	3,411
723	M&T Bank Corp.	76,848
1,965	Marshall & Ilsley Corp.	80,978
348	Midwest Banc Holdings, Inc.	4,969
696	National Penn Bancshares, Inc.	10,287
536	NBT Bancorp, Inc.	9,696
1,966	Northern Trust Corp.	122,796
942	Old National Bancorp	13,565
416	Oriental Financial Group, Inc. (Puerto Rico)	3,711
619	Pacific Capital Bancorp	12,937
190	Park National Corp.	15,096
370	Prosperity Bancshares, Inc.	10,478
543	Provident Bankshares Corp.	15,584
528	R&G Financial Corp. (Class B) (Puerto Rico)	1,320
380	S &T Bancorp, Inc.	11,810
283	Sandy Spring Bancorp, Inc.	7,624
94	Santander BanCorp. (Puerto Rico)	1,114

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
1,093	South Financial Group, Inc. (The)	$23,565
366	Sterling Bancorp	5,325
1,244	Sterling Bancshares, Inc.	12,950
516	Sterling Financial Corp.	8,633
215	Suffolk Bancorp	6,059
726	Susquehanna Bancshares, Inc.	12,560
509	SVB Financial Group*	26,814
2,602	Synovus Financial Corp.	72,752
1,479	TCF Financial Corp.	36,369
1,233	Trustco Bank Corp. of New York	11,442
597	Trustmark Corp.	14,943
1,259	UCBH Holdings, Inc.	20,698
540	UMB Financial Corp.	20,164
704	Umpqua Holdings Corp.	13,390
591	United Bankshares, Inc.	16,459
625	United Community Banks, Inc.	14,656
1,489	Valley National Bancorp	31,522
391	WesBanco, Inc.	8,622
456	Westamerica Bancorporation	18,664
831	Whitney Holding Corp.	20,767
750	Wilmington Trust Corp.	29,205
364	Wintrust Financial Corp.	14,345
1,004	Zions Bancorporation	74,848
		2,021,958
	Restaurants (0.9%)
1,114	Applebee’s International, Inc.	27,404
580	Bob Evans Farms, Inc.	18,821
1,470	Brinker International, Inc.	39,602
390	CBRL Group, Inc.	14,988
419	CEC Entertainment, Inc.*	12,365
1,089	Cheesecake Factory, Inc. (The)*	26,811
1,074	CKE Restaurants, Inc.*	18,569
1,410	Darden Restaurants, Inc.	60,024
195	IHOP Corp.	12,720
503	Jack in the Box Inc.*	32,187
1,074	Krispy Kreme Doughnuts, Inc.*	7,303
287	Landry’s Restaurants, Inc.	7,603
12,333	McDonald’s Corp.	590,381
397	P.F. Chang’s China Bistro, Inc.*	12,998
419	Panera Bread Co. (Class A)*	$17,028
396	Papa John’s International, Inc.*	10,862
557	RARE Hospitality International, Inc.*	14,905
297	Red Robin Gourmet Burgers Inc.*	11,455
900	Ruby Tuesday, Inc.	20,025
1,222	Sonic Corp.*	25,247
7,428	Starbucks Corp.*	198,179
528	The Steak n Shake Co.*	7,920
1,634	Tim Hortons, Inc. (Canada)	50,442
545	Triarc Companies, Inc. (Class B)	7,799
1,245	Wendy’s International, Inc.	43,612
5,242	Yum! Brands, Inc.	167,954
		1,457,204
	Savings Banks (0.5%)
355	Anchor Bancorp Wisconsin, Inc.	7,934
1,061	Astoria Financial Corp.	24,987
688	Bank Mutual Corp.	7,224
713	BankAtlantic Bancorp, Inc. (Class A)	6,253
578	BankUnited Financial Corp.	9,734
963	Brookline Bancorp, Inc.	9,890
376	Capitol Federal Financial	12,303
70	Charter Financial Corp.	3,416
778	Dime Community Bancshares	8,706
252	Downey Financial Corp.	13,404
1,427	First Niagara Financial Group, Inc.	18,351
270	Firstfed Financial Corp.*	12,204
5,191	Hudson City Bancorp, Inc.	63,434
480	MAF Bancorp, Inc.	25,210
470	MB Financial, Inc.	14,984
984	Net.B@nk, Inc.	275
2,581	New York Community Bancorp, Inc.	41,890
1,488	Newalliance Bancshares Inc.	20,103
221	Northwest Bancorp, Inc.	5,803
1,697	People’s United Financial Inc.	27,356
263	PFF Bancorp, Inc.	4,397
589	Provident Financial Services, Inc.	8,305

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
3,803	Sovereign Bancorp, Inc.	$72,789
475	Sterling Financial Corp.*	10,787
2,027	W. Holding Co., Inc. (Puerto Rico)	4,480
1,218	Washington Federal, Inc.	27,442
9,588	Washington Mutual, Inc.	359,838
666	Webster Financial Corp.	28,944
		850,443
	Semiconductors (2.2%)
487	Actel Corp.*	5,747
4,527	Advanced Micro Devices, Inc.*	61,296
3,679	Altera Corp.	85,353
584	Amis Holdings, Inc.*	6,021
3,546	Analog Devices, Inc.	125,706
5,629	Atmel Corp.*	30,340
4,227	Broadcom Corp. (Class A)*	138,688
1,500	Cirrus Logic, Inc.*	10,920
5,973	Conexant Systems, Inc.*	7,825
1,767	Cypress Semiconductor Corp.*	44,281
564	DSP Group, Inc.*	10,050
755	ESS Technology, Inc.*	1,178
738	Exar Corp.*	10,428
1,563	Fairchild Semiconductor Corp. (Class A)*	28,525
617	Genesis Microchip, Inc.*	5,325
2,283	Integrated Device Technology, Inc.*	37,144
546	Integrated Silicon Solution, Inc.*	3,467
56,214	Intel Corp.	1,327,775
808	International Rectifier Corp.*	29,662
1,470	Intersil Corp. (Class A)	42,997
1,569	Lattice Semiconductor Corp.*	7,421
2,956	Linear Technology Corp.	105,381
9,133	LSI Logic Corp.*	65,758
4,556	Marvell Technology Group, Ltd. (Bermuda)*	82,008
3,092	Maxim Integrated Products, Inc.	98,016
1,205	Micrel, Inc.*	12,472
2,187	Microchip Technology Inc.	79,410
6,948	Micron Technology, Inc.*	82,473
860	Microsemi Corp.*	20,047
1,972	Mindspeed Technologies Inc.*	3,589
3,258	National Semiconductor Corp.	$84,675
3,332	NVIDIA Corp.*	152,472
1,616	ON Semiconductor Corp.*	19,101
871	Pixelworks, Inc.*	1,289
2,635	PMC – Sierra, Inc.*	20,079
1,228	Rambus Inc.*	16,590
2,259	RF Micro Devices, Inc.*	15,677
834	Semtech Corp.*	13,553
655	Sigmatel Corp.*	2,135
1,328	Silicon Image, Inc.*	9,057
564	Silicon Laboratories Inc.*	19,644
1,703	Silicon Storage Technology, Inc.*	6,165
2,306	Skyworks Solutions, Inc.*	18,264
328	Standard Microsystems Corp.*	10,952
15,057	Texas Instruments Inc.	529,856
2,107	TriQuint Semiconductor, Inc.*	9,313
5,450	Vitesse Semiconductor Corp.*	6,649
3,318	Xilinx, Inc.	82,950
743	Zoran Corp.*	14,006
		3,601,730
	Services to the Health Industry (0.6%)
262	Advisory Board Co. (The)*	13,490
621	Albany Molecular Research, Inc.*	9,135
759	Cerner Corp.*	40,128
672	Covance, Inc.*	47,423
840	Eclipsys Corp.*	18,253
914	eResearch Technology, inc.*	8,774
2,474	Express Scripts, Inc.*	124,022
3,125	Hlth Corp.	39,562
1,938	IMS Health Inc.	54,516
1,189	Laboratory Corp. of America Holdings*	87,808
2,902	Medco Health Solutions Inc.*	235,846
775	Odyssey Healthcare, Inc.*	8,378
1,200	Omnicare, Inc.	39,792
501	PAREXEL International Corp.*	20,255
1,083	Pharmaceutical Product Development, Inc.	36,281
1,540	Quest Diagnostics Inc.	85,424

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
1,018	Stericycle, Inc.*	$48,803
306	VistaCare, Inc. (Class A)*	2,760
		920,650
	Specialty Insurance (0.3%)
998	Ambac Financial Group, Inc.	67,016
1,031	Assurant, Inc.	52,292
256	CNA Surety Corp.*	4,326
2,149	Fidelity National Financial, Inc. (Class A)	44,893
943	First American Financial Corp.	43,651
191	LandAmerica Financial Group, Inc.	14,629
95	Markel Corp.*	44,223
1,331	MBIA Inc.	74,669
821	MGIC Investment Corp.	31,740
909	PMI Group, Inc. (The)	30,970
482	Proassurance Corp.*	23,801
799	Radian Group, Inc.	26,934
349	Stewart Information Services Corp.	12,732
279	Triad Guaranty, Inc.*	7,692
		479,568
	Specialty Stores (0.6%)
376	AC Moore Arts & Crafts, Inc.*	6,798
1,162	Advance Auto Parts, Inc.*	40,403
249	Asbury Automotive Group Inc.*	5,508
1,573	AutoNation, Inc.*	30,642
589	AutoZone, Inc.*	74,691
722	Barnes & Noble, Inc.	24,223
2,708	Bed Bath & Beyond Inc.*	93,805
997	Borders Group, Inc.	16,311
2,237	CarMax Inc.*	53,531
445	Cost Plus, Inc.*	3,155
987	CSK Auto Corp.*	13,463
401	Dick’s Sporting Goods, Inc.*	22,548
295	Group 1 Automotive, Inc.*	11,068
413	Guitar Center, Inc.*	23,975
428	Haverty Furniture Companies, Inc.	4,772
675	Hibbett Sports, Inc.	17,300
450	Jo-Ann Stores, Inc.*	10,714
2,764	Office Depot, Inc.*	68,989
794	OfficeMax Inc.	$26,107
1,273	O’Reilly Automotive, Inc.*	42,404
694	Penske Automotive Group, Inc.	13,519
1,002	Pep Boys-Manny Moe & Jack	16,964
1,481	PetSmart, Inc.	47,881
1,229	Pier 1 Imports, Inc.	8,013
635	Regis Corp.	22,136
295	Sharper Image Corp.*	2,404
673	Sonic Automotive, Inc.	18,440
7,069	Staples, Inc.	162,728
1,463	Tiffany & Co.	70,590
466	Tractor Supply Co.*	22,144
457	Tuesday Morning Corp.	5,329
388	West Marine, Inc.*	6,080
1,100	Williams-Sonoma, Inc.*	33,869
581	Zale Corp.*	12,335
		1,032,839
	Specialty Telecommunications (0.4%)
4,069	American Tower Corp. (Class A)*	169,515
1,071	CenturyTel, Inc.	49,127
3,731	Citizens Communications Co.	53,838
2,196	Crown Castle International Corp.*	79,605
1,043	General Communication, Inc. (Class A)*	12,005
889	MasTec, Inc.*	12,153
1,006	Premiere Global Services Inc*	11,710
14,884	Qwest Communications International, Inc.*	126,961
284	SureWest Communications	7,665
907	Time Warner Telecom Inc. (Class A)*	17,732
2,279	Virgin Media Inc.	56,610
4,283	Windstream Corp.	58,934
		655,855
	Steel (0.4%)
1,360	AK Steel Holding Corp.*	54,359
883	Allegheny Technologies, Inc.	92,653
250	Carpenter Technology Corp.	29,672
554	Chaparral Steel Co.	46,558
615	Cleveland-Cliffs, Inc.	42,601

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
2,715	Nucor Corp.	$136,293
454	Quanex Corp.	20,457
736	Reliance Steel & Aluminum Co.	38,669
319	Schnitzer Steel Industries, Inc.	17,287
1,080	Steel Dynamics, Inc.	45,284
1,033	United States Steel Corp.	101,534
1,117	Worthington Industries, Inc.	23,122
		648,489
	Telecommunication Equipment (1.3%)
1,422	ADC Telecommunications, Inc.*	26,577
783	ADTRAN, Inc.	20,428
2,286	Andrew Corp.*	32,141
1,412	Arris Group, Inc.*	20,926
2,292	Avanex Corp.*	3,896
708	C-COR Inc.*	9,523
1,047	Ciena Corp.*	38,247
647	CommScope, Inc.*	35,216
408	Comtech Telecommunications Corp.*	17,736
14,955	Corning Inc.*	356,527
605	Ditech Networks, Inc.*	4,513
1,145	Garmin Ltd. (Cayman Islands)	96,065
1,130	Harmonic, Inc.*	10,023
1,357	Harris Corp.	74,472
380	Harris Stratex Networks, Inc. (Class B Shares)	6,468
878	InterDigital, Inc.	24,540
488	Inter-Tel, Inc.	12,112
668	Intervoice, Inc.*	5,317
24,074	Motorola, Inc.	409,017
442	Oplink Communications Inc.*	7,147
803	Plantronics, Inc.	22,500
1,008	Polycom, Inc.*	31,218
1,357	Powerwave Technologies, Inc.*	8,875
16,200	QUALCOMM, Inc.	674,730
4,391	Sonus Networks, Inc.*	30,034
3,173	Sycamore Networks, Inc.*	13,200
983	Tekelec*	12,592
4,343	Tellabs, Inc.*	49,293
1,501	Trimble Navigation Ltd.*	49,578
512	ViaSat, Inc.*	$14,659
911	Westell Technologies, Inc. (Class A)*	2,341
		2,119,911
	Textiles (0.0%)
328	Albany International Corp. (Class A)	12,293
	Tobacco (1.0%)
20,015	Altria Group, Inc.	1,330,397
831	Loews Corp. – Carolina Group	62,981
1,590	Reynolds American, Inc.	97,260
461	Universal Corp.	25,452
1,648	UST, Inc.	88,250
376	Vector Group Ltd.	8,046
		1,612,386
	Tools/Hardware (0.1%)
705	Black & Decker Corp.	61,032
689	Briggs & Stratton Corp.	19,540
699	Snap-On, Inc.	36,579
903	Stanley Works (The)	49,963
		167,114
	Trucking (0.1%)
369	Arkansas Best Corp.	13,295
1,040	Heartland Express, Inc.	15,506
1,513	Hunt (J.B.) Tansport Services, Inc.	42,258
672	Knight Transportation, Inc.	11,854
760	Landstar System, Inc.	34,550
398	Old Dominion Freight Line, Inc.*	11,486
927	Werner Enterprises, Inc.	18,021
750	YRC Worldwide Inc.	24,090
		171,060
	Trucks/Construction/Farm Machinery (0.9%)
1,181	AGCO Corp.*	45,386
6,484	Caterpillar Inc.	510,939
736	Cummins Inc.	87,363
2,239	Deere & Co.	269,620
869	Federal Signal Corp.	11,688
500	Gardner Denver Inc.*	20,795

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

NUMBER OF SHARES		VALUE
1,191	Joy Global Inc.	$58,943
681	Manitowoc Co., Inc.	52,893
28	NACCO Industries, Inc. (Class A)	3,683
778	OshKosh Truck Corp.	44,541
2,388	PACCAR, Inc.	195,386
1,047	Terex Corp.*	90,304
620	Toro Co. (The)	34,856
868	Trinity Industries, Inc.	33,184
504	Wabash National Corp.	6,406
592	Wabtec Corp.	24,177
		1,490,164
	Water Utilities (0.0%)
1,456	Aqua America Inc.	31,857
331	California Water Service Group	12,247
1,158	Nalco Holding Co.*	26,680
		70,784
	Wholesale Distributors (0.2%)
489	Applied Industries Technologies, Inc.	13,883
1,787	Genuine Parts Co.	85,025
797	Grainger (W.W.), Inc.	69,626
485	Handleman Co.	2,289
657	MSC Industrial Direct Co., Inc. (Class A)	33,041
724	Pool Corp.	24,334
366	School Specialty, Inc.*	12,605
453	United Stationers, Inc.*	28,874
572	WESCO International, Inc.*	30,631
		300,308
	Wireless Telecommunications (0.2%)
472	Centennial Communications Corp. (Class A)*	4,829
2,020	Dobson Communications Corp. (Class A)*	25,149
200	Leap Wireless Intl Inc.*	17,680
1,342	NII Holdings Inc.*	112,755
1,106	SBA Communications Corp.*	36,852
118	SunCom Wireless Holdings, Inc. (Class A)	2,883
1,068	Telephone & Data Systems, Inc.	$70,915
301	United States Cellular Corp.*	29,197
		300,260
	Total Common Stocks (Cost $108,885,967)	160,017,743

NUMBER OF WARRANTS
	Warrants (0.0%)
	Aerospace & Defense (0.0%)
237	Raytheon Co (expire 06/16/11)*	4,783
	Internet Retail (0.0%)
488	IAC/InterActiveCorp. (expire 02/04/09)*	6,803
	Other Consumer Services (0.0%)
488	Expedia Inc. (expire 02/04/09)*	7,247
	Total Warrants (Cost $7,460)	18,833

PRINCIPAL AMOUNT IN THOUSANDS
Short-Term Investment (b) (1.6%)
Investment Company
$2,582	Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class (Cost $2,581,515)	2,581,515

Total Investments (Cost $111,474,942) (c) (d)	99.5%	162,618,091
Other Assets in Excess of Liabilities	0.5	866,162
Net Assets	100.0%	$163,484,253

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Portfolio of Investments July 31, 2007 continued

ADR	American Depositary Receipt.
*	Non-income producing security.
**	A portion of this security is physically segregated in connection with open futures contracts in the amount of $122,000.
†	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.
(a)	Securities with total market value equal to $37 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.
(c)	Securities have been designated as collateral in an amount equal to $3,130,875 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes is $111,394,294. The aggregate gross unrealized appreciation is $65,031,205 and the aggregate gross unrealized depreciation is $13,807,408, resulting in net unrealized appreciation of $51,223,797.

Futures Contracts Open at July 31, 2007:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
25	Long	Russell 2000 E-Mini Index September 2007	$1,952,500	$(152,539)
15	Long	S&P 500 E-Mini Index September 2007	1,096,425	(51,480)
	Total Unrealized Depreciation			$(204,019)

Summary of Investments at July 31, 2007:

SECTOR	VALUE		PERCENT OF TOTAL INVESTMENTS
Finance	$31,765,367		19.5%
Electronic Technology	17,048,579		10.5
Health Technology	14,509,433		8.9
Energy Minerals	12,313,253		7.6
Producer Manufacturing	11,185,590		6.9
Technology Services	10,340,907		6.4
Consumer Non-Durables	10,299,330		6.3
Consumer Services	8,819,191		5.4
Retail Trade	8,324,533		5.1
Utilities	6,156,984		3.8
Industrial Services	5,546,132		3.4
Communications	5,514,330		3.4
Process Industries	4,122,987		2.5
Health Services	3,264,494		2.0
Transportation	2,783,951		1.7
Investment Company	2,581,515		1.6
Consumer Durables	2,340,969		1.5
Non-Energy Minerals	2,179,849		1.3
Commercial Services	2,027,860		1.3
Distribution Services	1,474,246		0.9
Miscellaneous	18,591		0.0
	$162,618,091	*	100.0%

*	Does not include open futures contracts with an underlying face amount of $3,048,925 with unrealized depreciation of $204,019.

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2007

Assets:
Investments in securities, at value (cost $108,429,334)	$159,236,029
Investments in affiliates (cost $3,045,608)	3,382,062
Receivable for:
Investments sold	1,316,371
Dividends	139,739
Shares of beneficial interest sold	32,796
Dividends from affiliates	16,424
Prepaid expenses and other assets	13,585
Total Assets	164,137,006
Liabilities:
Payable for:
Shares of beneficial interest redeemed	416,544
Distribution fee	121,726
Variation margin	28,600
Administration fee	9,841
Transfer agent fee	836
Accrued expenses and other payables	75,206
Total Liabilities	652,753
Net Assets	$163,484,253
Composition of Net Assets:
Paid-in-capital	$158,898,179
Net unrealized appreciation	50,939,130
Accumulated undistributed net investment income	901,710
Accumulated net realized loss	(47,254,766)
Net Assets	$163,484,253
Class A Shares:
Net Assets	$28,872,857
Shares Outstanding (unlimited authorized, $.01 par value)	2,269,502
Net Asset Value Per Share	$12.72
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$13.42
Class B Shares:
Net Assets	$98,047,550
Shares Outstanding (unlimited authorized, $.01 par value)	7,911,619
Net Asset Value Per Share	$12.39
Class C Shares:
Net Assets	$25,634,545
Shares Outstanding (unlimited authorized, $.01 par value)	2,071,731
Net Asset Value Per Share	$12.37
Class D Shares:
Net Assets	$10,929,301
Shares Outstanding (unlimited authorized, $.01 par value)	850,812
Net Asset Value Per Share	$12.85

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements continued

Statement of Operations

For the year ended July 31, 2007

Net Investment Income:
Income
Dividends (net of $412 foreign withholding tax)	$3,115,372
Interest	234,917
Dividends from affiliates	33,696
Total Income	3,383,985
Expenses
Distribution fee (Class A shares)	67,632
Distribution fee (Class B shares)	1,100,973
Distribution fee (Class C shares)	267,903
Investment advisory fee	210,507
Transfer agent fees and expenses	210,062
Administration fee	140,338
Shareholder reports and notices	115,527
Professional fees	71,876
Custodian fees	55,484
Registration fees	51,184
Trustees’ fees and expenses	3,190
Other	68,323
Total Expenses	2,362,999
Less: amounts waived/reimbursed	(224,178)
Less: expense offset	(1,404)
Net Expenses	2,137,417
Net Investment Income	1,246,568
Net Realized and Unrealized Gain:
Net Realized Gain on:
Investments	5,826,989
Futures contracts	810,685
Foreign exchange transactions	82
Capital gain distribution received	2,998
Net Realized Gain	6,640,754
Net Change in Unrealized Appreciation/Depreciation on:
Investments	17,362,192
Investments in affiliates	60,423
Futures contracts	(368,870)
Net Change in Unrealized Appreciation/Depreciation	17,053,745
Net Gain	23,694,499
Net Increase	$24,941,067

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED JULY 31, 2007	FOR THE YEAR ENDED JULY 31, 2006
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,246,568	$1,379,215
Net realized gain	6,640,754	6,317,947
Net change in unrealized appreciation/depreciation	17,053,745	870,936
Net Increase	24,941,067	8,568,098
Dividends to Shareholders from Net Investment Income:
Class A shares	(338,306)	(296,306)
Class B shares	(490,197)	(424,554)
Class C shares	(152,612)	(127,435)
Class D shares	(133,888)	(302,918)
Total Dividends	(1,115,003)	(1,151,213)
Net decrease from transactions in shares of beneficial interest	(33,882,395)	(70,877,019)
Net Decrease	(10,056,331)	(63,460,134)
Net Assets:
Beginning of period	173,540,584	237,000,718
End of Period
(Including accumulated undistributed net investment income of $901,710 and $859,831, respectively)	$163,484,253	$173,540,584

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2007

1.   Organization and Accounting Policies

Morgan Stanley Total Market Index Fund (the ‘‘Fund’’) is registered under the Investment Company Act of 1940, as amended (the ‘‘Act’’), as a diversified, open-end management investment company. The Fund’s investment objective is to provide investment results that, before expenses, correspond to the total return of the U.S. stock market as measured by the Dow Jones Wilshire 5000 Composite Index (the ‘‘Index’’). The Fund was organized as a Massachusetts business trust on March 11, 1999 and commenced operations on September 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (‘‘NYSE’’) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2007 continued

may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.   Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2007 continued

2.   Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net asset of the Fund determined as of the close of each business day: 0.12% to the portion of the daily net assets not exceeding $2 billion and 0.10% to the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the ‘‘Administrator’’), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

The Investment Adviser has agreed to cap the Fund’s operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund’s ‘‘other expenses’’ and/or waiving the Fund’s Advisory fees, and the Administrator has agreed to waive the Fund’s administrative fees, to the extent that such operating expenses exceed 0.40% of the average daily net assets of the Fund on an annualized basis.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the ‘‘Distributor’’), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the ‘‘Plan’’) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $10,079,298 at July 31, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended July 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.94%, respectively.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2007 continued

The Distributor has informed the Fund that for the year ended July 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund’s Class B shares and Class C shares of $101,510 and $2,491, respectively and received $22,908 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. For the year ended July 31, 2007, advisory fees paid were reduced by $68 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliates in the Statement of Operations and totaled $20,159 for the year ended July 31, 2007. During the year ended July 31, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class aggregated $5,614,904 and $3,033,389, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2007 aggregated $3,291 and $27,249,109, respectively.

During the period ended July 31, 2007, the Fund did not have any purchases or sales of Morgan Stanley common stock.

Morgan Stanley Trust, an affiliate of Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the ‘‘Compensation Plan’’) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2007 continued

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED JULY 31, 2007		FOR THE YEAR ENDED JULY 31, 2006
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	367,340	$4,543,183	174,673	$1,921,922
Conversion from Class B	270,605	3,382,941	295,324	3,266,337
Reinvestment of dividends	25,388	311,759	25,066	274,974
Redeemed	(625,243)	(7,676,995)	(748,154)	(8,212,041)
Net increase (decrease) – Class A	38,090	560,888	(253,091)	(2,748,808)
CLASS B SHARES
Sold	257,050	3,103,649	227,262	2,423,451
Conversion to Class A	(277,425)	(3,382,941)	(302,845)	(3,266,337)
Reinvestment of dividends	36,770	441,976	35,940	385,639
Redeemed	(2,531,597)	(30,460,236)	(4,271,106)	(45,571,012)
Net decrease – Class B	(2,515,202)	(30,297,552)	(4,310,749)	(46,028,259)
CLASS C SHARES
Sold	179,002	2,170,068	461,855	5,028,703
Reinvestment of dividends	11,599	139,075	10,428	111,788
Redeemed	(777,830)	(9,411,723)	(735,643)	(7,798,600)
Net decrease – Class C	(587,229)	(7,102,580)	(263,360)	(2,658,109)
CLASS D SHARES
Sold	401,592	5,046,644	401,602	4,448,774
Reinvestment of dividends	8,465	104,791	23,316	257,646
Redeemed	(175,107)	(2,194,586)	(2,202,619)	(24,148,263)
Net increase (decrease) – Class D	234,950	2,956,849	(1,777,701)	(19,441,843)
Net decrease in Fund	(2,829,391)	$(33,882,395)	(6,604,901)	$(70,877,019)

6.   Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7.   Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures (‘‘futures contracts’’).

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2007 continued

Futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These ‘‘book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED JULY 31, 2007	FOR THE YEAR ENDED JULY 31, 2006
Ordinary Income	$1,115,003	$1,151,213

As of July 31, 2007, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income	$695,036
Undistributed long-term gains	—
Net accumulated earnings	695,036
Capital loss carryforward*	(47,331,764)
Temporary differences	(995)
Net unrealized appreciation	51,223,797

Total accumulated earnings	$4,586,074

* During the year ended July 31, 2007, the Fund utilized $6,334,456 of its net capital loss carryforward. As of July 31, 2007, the Fund had a net capital loss carryforward of $47,331,764 of which $3,637,150 will expire on July 31, 2010, $32,841,558 will expire on July 31, 2011 and $10,853,056 will expire on
July 31, 2012 to offset future capital gains to the extent provided by regulations.

As of July 31, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales, the mark-to-market of open futures contracts and tax adjustments on real estate investment trusts (‘‘REITs’’) and partnership investments held by the Fund.

Morgan Stanley Total Market Index Fund

Notes to Financial Statements July 31, 2007 continued

Permanent differences, primarily due to foreign currency gains, a nondeductible expense and tax adjustments on REITs and partnership investments sold by the Fund, resulted in the following reclassifications among the Fund’s components of net assets at July 31, 2007:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$(89,686)	$91,387	$(1,701)

9.   Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The impact to the Fund’s financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust’s financial statement disclosures.

Morgan Stanley Total Market Index Fund

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED JULY 31,
	2007		2006	2005	2004	2003
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.13		$10.74	$9.32	$8.33	$7.52
Income from investment operations:
Net investment income‡	0.16		0.13	0.13	0.08	0.08
Net realized and unrealized gain	1.58		0.39	1.41	0.98	0.76
Total income from investment operations	1.74		0.52	1.54	1.06	0.84
Less dividends from net investment income	(0.15)		(0.13)	(0.12)	(0.07)	(0.03)
Net asset value, end of period	$12.72		$11.13	$10.74	$9.32	$8.33
Total Return†	15.70%		4.86%	16.53%	12.79%	11.23%
Ratios to Average Net Assets(1)(2):
Total expenses (before expense offset)	0.65	% (3)	0.65%	0.65%	0.72%	0.75%
Net investment income	1.28	% (3)	1.22%	1.33%	0.91%	1.01%
Supplemental Data:
Net assets, end of period, in thousands	$28,873		$24,833	$26,673	$11,383	$12,865
Portfolio turnover rate	0%		2%	5%	3%	4%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
July 31, 2007	0.77%	1.16%
July 31, 2006	0.77	1.10
July 31, 2005	0.84	1.14
July 31, 2004	0.87	0.76
July 31, 2003	0.94	0.82

(3)	Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2007		2006	2005	2004	2003
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.84		$10.44	$9.07	$8.11	$7.35
Income from investment operations:
Net investment income‡	0.06		0.05	0.06	0.01	0.02
Net realized and unrealized gain	1.54		0.38	1.35	0.97	0.75
Total income from investment operations	1.60		0.43	1.41	0.98	0.77
Less dividends from net investment income	(0.05)		(0.03)	(0.04)	(0.02)	(0.01)
Net asset value, end of period	$12.39		$10.84	$10.44	$9.07	$8.11
Total Return†	14.80%		4.15%	15.53%	12.05%	10.46%
Ratios to Average Net Assets(1)(2):
Total expenses (before expense offset)	1.40	% (3)	1.40%	1.40%	1.47%	1.50%
Net investment income	0.53	% (3)	0.47%	0.58%	0.16%	0.26%
Supplemental Data:
Net assets, end of period, in thousands	$98,048		$113,008	$153,897	$183,031	$182,932
Portfolio turnover rate	0%		2%	5%	3%	4%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
July 31, 2007	1.53%	0.40%
July 31, 2006	1.52	0.35
July 31, 2005	1.59	0.39
July 31, 2004	1.62	0.01
July 31, 2003	1.69	0.07

(3)	Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2007		2006	2005	2004	2003
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.82		$10.44	$9.07	$8.11	$7.36
Income from investment operations:
Net investment income‡	0.07		0.05	0.06	0.01	0.02
Net realized and unrealized gain	1.54		0.38	1.35	0.97	0.74
Total income from investment operations	1.61		0.43	1.41	0.98	0.76
Less dividends from net investment income	(0.06)		(0.05)	(0.04)	(0.02)	(0.01)
Net asset value, end of period	$12.37		$10.82	$10.44	$9.07	$8.11
Total Return†	14.92%		4.10%	15.57%	12.13%	10.31%
Ratios to Average Net Assets(1)(2):
Total expenses (before expense offset)	1.34	% (3)	1.39%	1.38%	1.47%	1.50%
Net investment income	0.59	% (3)	0.48%	0.60%	0.16%	0.26%
Supplemental Data:
Net assets, end of period, in thousands	$25,635		$28,779	$30,513	$29,514	$23,483
Portfolio turnover rate	0%		2%	5%	3%	4%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
July 31, 2007	1.47%	0.46%
July 31, 2006	1.51	0.36
July 31, 2005	1.57	0.41
July 31, 2004	1.62	0.01
July 31, 2003	1.69	0.07

(3)	Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Financial Highlights continued

	FOR THE YEAR ENDED JULY 31,
	2007		2006	2005	2004	2003
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.24		$10.83	$9.40	$8.40	$7.57
Income from investment operations:
Net investment income‡	0.19		0.16	0.16	0.11	0.09
Net realized and unrealized gain	1.60		0.40	1.41	0.99	0.78
Total income from investment operations	1.79		0.56	1.57	1.10	0.87
Less dividends from net investment income	(0.18)		(0.15)	(0.14)	(0.10)	(0.04)
Net asset value, end of period	$12.85		$11.24	$10.83	$9.40	$8.40
Total Return†	15.99%		5.24%	16.75%	13.11%	11.54%
Ratios to Average Net Assets(1)(2):
Total expenses (before expense offset)	0.40	% (3)	0.40%	0.40%	0.47%	0.50%
Net investment income	1.53	% (3)	1.47%	1.58%	1.16%	1.26%
Supplemental Data:
Net assets, end of period, in thousands	$10,929		$6,920	$25,918	$21,458	$13,347
Portfolio turnover rate	0%		2%	5%	3%	4%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
July 31, 2007	0.53%	1.40%
July 31, 2006	0.52	1.35
July 31, 2005	0.59	1.39
July 31, 2004	0.62	1.01
July 31, 2003	0.69	1.07

(3)	Reflects waivers of certain Fund expenses in connection with the Investments in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

See Notes to Financial Statements

Morgan Stanley Total Market Index Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Total Market Index Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Total Market Index Fund (the ‘‘Fund’’), including the portfolio of investments, as of July 31, 2007, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Total Market Index Fund as of July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
September 21, 2007

Morgan Stanley Total Market Index Fund

Trustee and Officer Information  (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer, Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); Chairperson of the Insurance Sub-Committee of the Valuation, Insurance and Compliance Committee (since February 2007); formerly, variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator—Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.
Michael Bozic (66) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly, Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley Total Market Index Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.
Dr. Manuel H. Johnson (58) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of Evergreen Energy.
Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003- September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley Total Market Index Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Managing Director, Aetos Capital, LLC (since March 2000) and Co-President, Aetos Alternatives Management, LLC (since January 2004); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (71) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairperson of the Board and Trustee	Chairperson of the Boards since July 2006 and Trustee since July 1991	General Partner, Triumph Capital, L.P. (private investment partnership); Chairperson of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly, Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.
W. Allen Reed (60) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services) and Temple-Inland Industries (packaging, banking and forest products); Director of Legg Mason, Inc. and Director of the Auburn University Foundation.
Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Total Market Index Fund

Trustee and Officer Information  (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (59) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) (the ‘‘Retail Funds’’) or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the ‘‘Institutional Funds’’).
**	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Total Market Index Fund

Trustee and Officer Information  (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (68) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001-July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.
J. David Germany (52) Morgan Stanley Investment Management Limited 20 Bank Street Canary Wharf, London, England E144AD	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail Funds and Institutional Funds (since February 2006).
Dennis F. Shea (54) 522 Fifth Avenue New York, NY 10036	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail Funds and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.
Amy R. Doberman (45) 522 Fifth Avenue New York, NY 10036	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).
Carsten Otto (43) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since October 2004	Managing Director and Global Director of Compliance for Morgan Stanley Investment Management (since April 2001); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, U.S. Director of Compliance (October 2004-April 2007) and Assistant Secretary and Assistant General Counsel of the Retail Funds.
Stefanie V. Chang Yu (40) 522 Fifth Avenue New York, NY 10036	Vice President	Since December 1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.
Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Morgan Stanley Total Market Index Fund

Trustee and Officer Information  (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Mary E. Mullin (40) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

*	This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2007 Federal Tax Notice (unaudited)

During the fiscal year ended July 31, 2007, 100% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund’s ordinary dividends paid during the fiscal year ended July 31, 2007 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2007 Morgan Stanley

TMIANN-IU07-03533P-Y07/07	MORGAN STANLEY FUNDS
Morgan Stanley Total Market Index Fund Annual Report July 31, 2007

Item 2. Code of Ethics.

(a)       The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)	No information need be disclosed pursuant to this paragraph.
(c)	Not applicable.
(d)	Not applicable.
(e)	Not applicable.
(f)
(1)	The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.
(2)	Not applicable.
(3)	Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

2

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2007
	Registrant		Covered Entities(1)
Audit Fees	$27,600		N/A
Non-Audit Fees
Audit-Related Fees	$—		$5,041,000	(2)
Tax Fees	$5,400	(3)	$761,000	(4)
All Other Fees	$—
Total Non-Audit Fees	$5,400
Total	$33,000		$5,802,000

2006
	Registrant		Covered Entities(1)
Audit Fees	$26,720
Non-Audit Fees
Audit-Related Fees	$531	(2)	$5,190,300	(2)
Tax Fees	$5,400	(3)	$2,044,491
All Other Fees	$—
Total Non-Audit Fees	$5,931		$7,234,791
Total	$32,651		$7,234,791

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
(2)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.
(5)	All other fees represent project management for future business applications and improving business and operational processes.

3

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,1

1.	Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

______________
[1]

This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.	Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.	Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

5

not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.	Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.	All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.	Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.	Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be

6

rendered. The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.	Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.	Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

7

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a)	The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

9

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Total Market Index Fund
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007
/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2007

10

EXHIBIT 12 A

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL

OFFICERS

ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.

This Code of Ethics (the “Code”) for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively, “Funds” and each, a “Fund”) applies to each Fund’s Principal Executive Officer, President, Principal Financial Officer and Treasurer (or persons performing similar functions) (“Covered Officers” each of whom are set forth in Exhibit B) for the purpose of promoting:

•	honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.
•

full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission (“SEC”) and in other public communications made by the Fund;

•	compliance with applicable laws and governmental rules and regulations;
•	prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and
•	accountability for adherence to the Code.

Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.	Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview. A “conflict of interest” occurs when a Covered Officer’s private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

Certain conflicts of interest arise out of the relationships between Covered Officers and the Fund and already are subject to conflict of interest provisions in the

11

Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as “affiliated persons” (as defined in the Investment Company Act) of the Fund. The Fund’s and its investment adviser’s compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds’ Boards of Directors/Trustees (“Boards”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

Each Covered Officer must not:

•

use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

•	cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or
•

use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

12

Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

Conflict of interest situations should always be approved by the General Counsel and communicated to the relevant Fund or Fund’s Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer’s family living in the same household engages in such an activity or has such a relationship. Examples of these include:

•	service or significant business relationships as a director on the board of any public or private company;
•

accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

•

any ownership interest in, or any consulting or employment relationship with, any of the Fund’s service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

•

a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

III.	Disclosure and Compliance
•	Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the Funds;
•

each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund’s Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

•

each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

13

•	it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.
IV.	Reporting and Accountability

Each Covered Officer must:

•	upon adoption of the Code (thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;
•	annually thereafter affirm to the Boards that he has complied with the requirements of the Code;
•	not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and
•	notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers2 sought by a Covered Officer must be considered by the Board of the relevant Fund or Funds.

The Funds will follow these procedures in investigating and enforcing this Code:

•	the General Counsel will take all appropriate action to investigate any potential violations reported to him;
•	if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;
•	any matter that the General Counsel believes is a violation will be reported to the relevant Fund’s Audit Committee;
•

if the directors/trustees/managing general partners who are not “interested persons” as defined by the Investment Company Act (the “Independent Directors/Trustees/Managing General Partners”) of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

______________
[2]	Item 2 of Form N-CSR defines “waiver” as “the approval by the registrant of a material departure from a provision of the code of ethics.”

14

policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

•	the Independent Directors/Trustees/Managing General Partners of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and
•	any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.
V.	Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds’ investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds’ and their investment advisers’ and principal underwriters’ codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley’s Code of Ethics are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI.	Amendments

Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General Partners.

VII.	Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

15

VIII.	Internal Use

The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

_________________________

Date:_____________________

16

Exhibit A

Fund List

at

March 31, 2007

RETAIL FUNDS

Open-End Retail Funds

Taxable Money Market Funds

1.	Active Assets Government Securities Trust (“AA Government”)
2.	Active Assets Institutional Government Securities Trust (“AA Institutional Government”)
3.	Active Assets Institutional Money Trust (“AA Institutional Money”)
4.	Active Assets Money Trust (“AA Money”)
5.	Morgan Stanley Liquid Asset Fund Inc. (“Liquid Asset”)
6.	Morgan Stanley U.S. Government Money Market Trust (“Government Money”)

Tax-Exempt Money Market Funds

7.	Active Assets California Tax-Free Trust (“AA California”)
8.	Active Assets Tax-Free Trust (“AA Tax-Free”)
9.	Morgan Stanley California Tax-Free Daily Income Trust (“California Tax-Free Daily”)
10.	Morgan Stanley New York Municipal Money Market Trust (“New York Money”)
11.	Morgan Stanley Tax-Free Daily Income Trust (“Tax-Free Daily”)

Equity Funds

12.	Morgan Stanley Allocator Fund (“Allocator Fund”)+
13.	Morgan Stanley Capital Opportunities Trust (“Capital Opportunities”)+
14.	Morgan Stanley Developing Growth Securities Trust (“Developing Growth”)+
15.	Morgan Stanley Dividend Growth Securities Inc. (“Dividend Growth”)+
16.	Morgan Stanley Equally-Weighted S&P 500 Fund (“Equally-Weighted S&P 500”)+
17.	Morgan Stanley European Equity Fund Inc. (“European Equity”)+
18.	Morgan Stanley Financial Services Trust (“Financial Services”)+
19.	Morgan Stanley Focus Growth Fund (“Focus Growth”)+
20.	Morgan Stanley Fundamental Value Fund (“Fundamental Value”)+
21.	Morgan Stanley Global Advantage Fund (“Global Advantage”)+
22.	Morgan Stanley Global Dividend Growth Securities (“Global Dividend Growth”)+
23.	Morgan Stanley Health Sciences Trust (“Health Sciences”)+
24.	Morgan Stanley Institutional Strategies Fund (“Institutional Strategies”)+

17

25.	Morgan Stanley International Fund (“International Fund”)+
26.	Morgan Stanley International SmallCap Fund (“International SmallCap”)+
27.	Morgan Stanley International Value Equity Fund (“International Value”)+
28.	Morgan Stanley Japan Fund (“Japan Fund”)+
29.	Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value”)+
30.	Morgan Stanley Multi-Asset Class Fund (“Multi-Asset Class”)+
31.	Morgan Stanley Nasdaq-100 Index Fund (“Nasdaq-100”)+
32.	Morgan Stanley Natural Resource Development Securities Inc. (“Natural Resource”)+
33.	Morgan Stanley Pacific Growth Fund Inc. (“Pacific Growth”)+
34.	Morgan Stanley Real Estate Fund (“Real Estate”)+
35.	Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value”)+
36.	Morgan Stanley S&P 500 Index Fund (“S&P500 Index”)+
37.	Morgan Stanley Special Growth Fund (“Special Growth”)+
38.	Morgan Stanley Special Value Fund (“Special Value”)+
39.	Morgan Stanley Technology Fund (“Technology”)+
40.	Morgan Stanley Total Market Index Fund (“Total Market Index”)+
41.	Morgan Stanley Utilities Fund (“Utilities Fund”)+
42.	Morgan Stanley Value Fund (“Value Fund”)+

Balanced Funds

43.	Morgan Stanley Balanced Fund (“Balanced”)+

Asset Allocation Fund

44.	Morgan Stanley Strategist Fund (“Strategist Fund”)+

Taxable Fixed-Income Funds

45.	Morgan Stanley Convertible Securities Trust (“Convertible Securities”)+
46.	Morgan Stanley Flexible Income Trust (“Flexible Income”)+
47.	Morgan Stanley Income Trust (“Income Trust”)+
48.	Morgan Stanley High Yield Securities Inc. (“High Yield Securities”)+
49.	Morgan Stanley Limited Duration Fund (“Limited Duration Fund”)
50.	Morgan Stanley Limited Duration U.S. Government Trust (“Limited Duration U.S. Government”)
51.	Morgan Stanley Mortgage Securities Trust (“Mortgage Securities”)+
52.	Morgan Stanley U.S. Government Securities Trust (“Government Securities”)+

Tax-Exempt Fixed-Income Funds

53.	Morgan Stanley California Tax-Free Income Fund (“California Tax-Free”)+
54.	Morgan Stanley Limited Term Municipal Trust (“Limited Term Municipal”)
55.	Morgan Stanley New York Tax-Free Income Fund (“New York Tax-Free”)+
56.	Morgan Stanley Tax-Exempt Securities Trust (“Tax-Exempt Securities”)+

18

Special Purpose Funds

57.	Morgan Stanley Select Dimensions Investment Series (“Select Dimensions”)
•	Balanced Growth Portfolio
•	Capital Opportunities Portfolio
•	Developing Growth Portfolio
•	Dividend Growth Portfolio
•	Equally-Weighted S&P 500 Portfolio
•	Flexible Income Portfolio
•	Focus Growth Portfolio
•	Global Equity Portfolio
•	Growth Portfolio
•	Money Market Portfolio
•	Utilities Portfolio
58.	Morgan Stanley Variable Investment Series (“Variable Investment”)
•	Aggressive Equity Portfolio
•	Dividend Growth Portfolio
•	Equity Portfolio
•	European Equity Portfolio
•	Global Advantage Portfolio
•	Global Dividend Growth Portfolio
•	High Yield Portfolio
•	Income Builder Portfolio
•	Limited Duration Portfolio
•	Money Market Portfolio
•	Income Plus Portfolio
•	S&P 500 Index Portfolio
•	Strategist Portfolio
•	Utilities Portfolio

Closed-End Retail Funds

Taxable Fixed-Income Closed-End Funds

59.	Morgan Stanley Income Securities Inc. (“Income Securities”)
60.	Morgan Stanley Prime Income Trust (“Prime Income”)

Tax-Exempt Fixed-Income Closed-End Funds

61.	Morgan Stanley California Insured Municipal Income Trust (“California Insured Municipal”)

19

62.	Morgan Stanley California Quality Municipal Securities (“California Quality Municipal”)
63.	Morgan Stanley Insured California Municipal Securities (“Insured California Securities”)
64.	Morgan Stanley Insured Municipal Bond Trust (“Insured Municipal Bond”)
65.	Morgan Stanley Insured Municipal Income Trust (“Insured Municipal Income”)
66.	Morgan Stanley Insured Municipal Securities (“Insured Municipal Securities”)
67.	Morgan Stanley Insured Municipal Trust (“Insured Municipal Trust”)
68.	Morgan Stanley Municipal Income Opportunities Trust (“Municipal Opportunities”)
69.	Morgan Stanley Municipal Income Opportunities Trust II (“Municipal Opportunities II”)
70.	Morgan Stanley Municipal Income Opportunities Trust III (“Municipal Opportunities III”)
71.	Morgan Stanley Municipal Premium Income Trust (“Municipal Premium”)
72.	Morgan Stanley New York Quality Municipal Securities (“New York Quality Municipal”)
73.	Morgan Stanley Quality Municipal Income Trust (“Quality Municipal Income”)
74.	Morgan Stanley Quality Municipal Investment Trust (“Quality Municipal Investment”)
75.	Morgan Stanley Quality Municipal Securities (“Quality Municipal Securities”)
+-	Denotes Retail Multi-Class Fund

INSTITUTIONAL FUNDS

Open-End Institutional Funds

1.	Morgan Stanley Institutional Fund, Inc. (“Institutional Fund Inc.”)

Active Portfolios:

•	Active International Allocation Portfolio
•	Emerging Markets Portfolio
•	Emerging Markets Debt Portfolio
•	Focus Equity Portfolio
•	Global Franchise Portfolio
•	Global Real Estate Portfolio
•	Global Value Equity Portfolio
•	International Equity Portfolio
•	International Growth Equity Portfolio
•	International Magnum Portfolio
•	International Real Estate Portfolio
•	International Small Cap Portfolio
•	Large Cap Relative Value Portfolio
•	Money Market Portfolio
•	Municipal Money Market Portfolio

20

•	Small Company Growth Portfolio
•	Systematic Active large Cap Core Portfolio
•	Systematic Active Small Cap Core Portfolio
•	Systematic Active Small Cap Growth Portfolio
•	Systematic Active Small Cap Value Portfolio
•	U.S. Large Cap Growth Portfolio
•	U.S. Real Estate Portfolio

Inactive Portfolios*:

•	China Growth Portfolio
•	Gold Portfolio
•	Large Cap Relative Value Portfolio
•	MicroCap Portfolio
•	Mortgage-Backed Securities Portfolio
•	Municipal Bond Portfolio
•	U.S. Equity Plus Portfolio
2.	Morgan Stanley Institutional Fund Trust (“Institutional Fund Trust”)

Active Portfolios:

•	Advisory Portfolio
•	Advisory Foreign Fixed Income II Portfolio
•	Advisory Foreign Fixed Income Portfolio
•	Balanced Portfolio
•	Core Fixed Income Portfolio
•	Core Plus Fixed Income Portfolio
•	Equity Portfolio
•	Equity Plus Portfolio
•	High Yield Portfolio
•	Intermediate Duration Portfolio
•	International Fixed Income Portfolio
•	Investment Grade Fixed Income Portfolio
•	Limited Duration Portfolio
•	Long Duration Fixed Income Portfolio
•	Mid-Cap Growth Portfolio
•	Municipal Portfolio
•	U.S. Mid-Cap Value Portfolio
•	U.S. Small-Cap Value Portfolio
•	Value Portfolio
______________
*	Have not commenced or have ceased operations

21

Inactive Portfolios*:

•	Balanced Plus Portfolio
•	Growth Portfolio
•	Investment Grade Credit Advisory Portfolio
•	Mortgage Advisory Portfolio
•	New York Municipal Portfolio
•	Targeted Duration Portfolio
•	Value II Portfolio
3.	The Universal Institutional Funds, Inc. (“Universal Funds”)

Active Portfolios:

•	Core Plus Fixed Income Portfolio
•	Emerging Markets Debt Portfolio
•	Emerging Markets Equity Portfolio
•	Equity and Income Portfolio
•	Equity Growth Portfolio
•	Global Franchise Portfolio
•	Global Real Estate Portfolio
•	Global Value Equity Portfolio
•	High Yield Portfolio
•	International Growth Equity Portfolio
•	International Magnum Portfolio
•	Mid-Cap Growth Portfolio
•	Small Company Growth Portfolio
•	U.S. Mid-Cap Value Portfolio
•	U.S. Real Estate Portfolio
•	Value Portfolio

Inactive Portfolios*:

•	Balanced Portfolio
•	Capital Preservation Portfolio
•	Core Equity Portfolio
•	International Fixed Income Portfolio
•	Investment Grade Fixed Income Portfolio
•	Latin American Portfolio
•	Multi-Asset Class Portfolio
•	Targeted Duration Portfolio
4.	Morgan Stanley Institutional Liquidity Funds (“Liquidity Funds”)
______________

22

Active Portfolios:

•	Government Portfolio
•	Money Market Portfolio
•	Prime Portfolio
•	Tax-Exempt Portfolio
•	Treasury Portfolio

Inactive Portfolios*:

•	Government Securities Portfolio
•	Treasury Securities Portfolio

Closed-End Institutional Funds

5.	Morgan Stanley Asia-Pacific Fund, Inc. (“Asia-Pacific Fund”)
6.	Morgan Stanley Eastern Europe Fund, Inc. (“Eastern Europe”)
7.	Morgan Stanley Emerging Markets Debt Fund, Inc. (“Emerging Markets Debt”)
8.	Morgan Stanley Emerging Markets Fund, Inc. (“Emerging Markets Fund”)
9.	Morgan Stanley Global Opportunity Bond Fund, Inc. (“Global Opportunity”)
10.	Morgan Stanley High Yield Fund, Inc. (“High Yield Fund”)
11.	The Latin American Discovery Fund, Inc. (“Latin American Discovery”)
12	The Malaysia Fund, Inc. (“Malaysia Fund”)
13.	The Thai Fund, Inc. (“Thai Fund”)
14.	The Turkish Investment Fund, Inc. (“Turkish Investment”)
15.	India Investment Fund (“India Investment”)

Closed-End Fund of Hedge Funds

16.	Morgan Stanley Institutional Fund of Hedge Funds (“Fund of Hedge Funds”)

In Registration

Morgan Stanley Retail Funds

1. Morgan Stanley American Franchise Fund

Funds of Hedge Funds

1.	Morgan Stanley Absolute Return Fund
2.	Morgan Stanley Institutional Fund of Hedge Funds II
______________
*	Have not commenced or have ceased operations

23

EXHIBIT B

Institutional Funds

Covered Officers

Ronald E. Robison –President and Principal Executive Officer

James W. Garrett – Chief Financial Officer and Treasurer

Retail Funds

Covered Officers

Ronald E. Robison –President and Principal Executive Officer

Francis Smith – Chief Financial Officer and Treasurer

Morgan Stanley India Investment Fund, Inc.

Covered Officers

Ronald E. Robison – President and Principal Executive Officer

James W. Garrett – Chief Financial Officer and Treasurer

24

EXHIBIT C

General Counsel

Arthur Lev

25

EXHIBIT 12 B1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Total Market Index Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

26

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: September 20, 2007
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

27

EXHIBIT 12 B2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

CERTIFICATIONS

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-CSR of Morgan Stanley Total Market Index Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.

The registrant’s other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

28

a)

all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal controls over financial reporting.

Date: September 20, 2007
/s/ Francis Smith
Francis Smith
Principal Financial Officer

29

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Total Market Index Fund

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended July 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: September 20, 2007
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Total Market Index Fund and will be retained by Morgan Stanley Total Market Index Fund and furnished to the Securities and Exchange Commission or its staff upon request.

30

SECTION 906 CERTIFICATION

Certification Pursuant to 18 U.S.C. Section 1350,

As Adopted Pursuant to

Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Total Market Index Fund

In connection with the Report on Form N-CSR (the “Report”) of the above-named issuer for the period ended July 31, 2007 that is accompanied by this certification, the undersigned hereby certifies that:

1.	The Report fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and
2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: September 20, 2007
/s/ Francis Smith
Francis Smith
Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Total Market Index Fund and will be retained by Morgan Stanley Total Market Index Fund and furnished to the Securities and Exchange Commission or its staff upon request.

31